Shareholder Report		12 Months Ended
	Oct. 01, 2023	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		ALLSPRING FUNDS TRUST
Entity Central Index Key		0001081400
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000092784
Shareholder Report [Line Items]
Fund Name		Common Stock Fund
Class Name		Institutional Class
Trading Symbol		SCNSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Common Stock Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$94	0.85%

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		0.85%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 799,373,723
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 6,047,377
InvestmentCompanyPortfolioTurnover		46.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	20.0
Information technology	17.3
Financials	16.1
Health care	12.8
Materials	10.2
Consumer discretionary	9.8
Real estate	9.3
Consumer staples	2.6
Domestic Equity	1.5
Communication services	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Regal Rexnord Corp.	2.2
Teledyne Technologies, Inc.	2.1
Marvell Technology, Inc.	2.0
Carlisle Cos., Inc.	2.0
Melrose Industries PLC	1.9
SBA Communications Corp., Class A	1.9
HealthEquity, Inc.	1.9
Westlake Corp.	1.9
Sun Communities, Inc.	1.8
Bio-Rad Laboratories, Inc., Class A	1.8

Material Fund Change [Text Block]
C000130039
Shareholder Report [Line Items]
Fund Name		Common Stock Fund
Class Name		Class R6
Trading Symbol		SCSRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Common Stock Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$92	0.83%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.83%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 799,373,723
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 6,047,377
InvestmentCompanyPortfolioTurnover		46.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	20.0
Information technology	17.3
Financials	16.1
Health care	12.8
Materials	10.2
Consumer discretionary	9.8
Real estate	9.3
Consumer staples	2.6
Domestic Equity	1.5
Communication services	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Regal Rexnord Corp.	2.2
Teledyne Technologies, Inc.	2.1
Marvell Technology, Inc.	2.0
Carlisle Cos., Inc.	2.0
Melrose Industries PLC	1.9
SBA Communications Corp., Class A	1.9
HealthEquity, Inc.	1.9
Westlake Corp.	1.9
Sun Communities, Inc.	1.8
Bio-Rad Laboratories, Inc., Class A	1.8

Material Fund Change [Text Block]
C000020145
Shareholder Report [Line Items]
Fund Name		Common Stock Fund
Class Name		Class C
Trading Symbol		STSAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Common Stock Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$214	1.94%

Expenses Paid, Amount		$ 214
Expense Ratio, Percent		1.94%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 799,373,723
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 6,047,377
InvestmentCompanyPortfolioTurnover		46.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	20.0
Information technology	17.3
Financials	16.1
Health care	12.8
Materials	10.2
Consumer discretionary	9.8
Real estate	9.3
Consumer staples	2.6
Domestic Equity	1.5
Communication services	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Regal Rexnord Corp.	2.2
Teledyne Technologies, Inc.	2.1
Marvell Technology, Inc.	2.0
Carlisle Cos., Inc.	2.0
Melrose Industries PLC	1.9
SBA Communications Corp., Class A	1.9
HealthEquity, Inc.	1.9
Westlake Corp.	1.9
Sun Communities, Inc.	1.8
Bio-Rad Laboratories, Inc., Class A	1.8

Material Fund Change [Text Block]
C000020143
Shareholder Report [Line Items]
Fund Name		Common Stock Fund
Class Name		Class A
Trading Symbol		SCSAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Common Stock Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$134	1.21%

Expenses Paid, Amount		$ 134
Expense Ratio, Percent		1.21%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 799,373,723
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 6,047,377
InvestmentCompanyPortfolioTurnover		46.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	20.0
Information technology	17.3
Financials	16.1
Health care	12.8
Materials	10.2
Consumer discretionary	9.8
Real estate	9.3
Consumer staples	2.6
Domestic Equity	1.5
Communication services	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Regal Rexnord Corp.	2.2
Teledyne Technologies, Inc.	2.1
Marvell Technology, Inc.	2.0
Carlisle Cos., Inc.	2.0
Melrose Industries PLC	1.9
SBA Communications Corp., Class A	1.9
HealthEquity, Inc.	1.9
Westlake Corp.	1.9
Sun Communities, Inc.	1.8
Bio-Rad Laboratories, Inc., Class A	1.8

Material Fund Change [Text Block]
C000092783
Shareholder Report [Line Items]
Fund Name		Common Stock Fund
Class Name		Administrator Class
Trading Symbol		SCSDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Common Stock Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$122	1.10%

Expenses Paid, Amount		$ 122
Expense Ratio, Percent		1.10%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 799,373,723
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 6,047,377
InvestmentCompanyPortfolioTurnover		46.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	20.0
Information technology	17.3
Financials	16.1
Health care	12.8
Materials	10.2
Consumer discretionary	9.8
Real estate	9.3
Consumer staples	2.6
Domestic Equity	1.5
Communication services	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Regal Rexnord Corp.	2.2
Teledyne Technologies, Inc.	2.1
Marvell Technology, Inc.	2.0
Carlisle Cos., Inc.	2.0
Melrose Industries PLC	1.9
SBA Communications Corp., Class A	1.9
HealthEquity, Inc.	1.9
Westlake Corp.	1.9
Sun Communities, Inc.	1.8
Bio-Rad Laboratories, Inc., Class A	1.8

Material Fund Change [Text Block]
C000130040
Shareholder Report [Line Items]
Fund Name		SMID Cap Growth Fund
Class Name		Class R6
Trading Symbol		WFDRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about SMID Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$91	0.79%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.79%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date	Oct. 01, 2023
AssetsNet		$ 1,129,551,146
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 8,525,068
InvestmentCompanyPortfolioTurnover		64.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.5
Information technology	23.7
Health care	21.0
Consumer discretionary	13.1
Financials	8.0
Communication services	3.5
Materials	1.6
Real estate	1.4
Consumer staples	1.2

TOP TEN HOLDINGS (% OF NET ASSETS)

Natera, Inc.	2.7
Tetra Tech, Inc.	2.3
Clearwater Analytics Holdings, Inc., Class A	2.2
Casella Waste Systems, Inc., Class A	2.2
Dynatrace, Inc.	2.1
Morningstar, Inc.	2.0
EMCOR Group, Inc.	1.9
Applied Industrial Technologies, Inc.	1.9
Saia, Inc.	1.9
TKO Group Holdings, Inc., Class A	1.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery SMID Cap Growth Fund to the Allspring SMID Cap Growth Fund.

Material Fund Change Adviser [Text Block]

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery SMID Cap Growth Fund to the Allspring SMID Cap Growth Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since October 1, 2023.
C000035582
Shareholder Report [Line Items]
Fund Name		SMID Cap Growth Fund
Class Name		Institutional Class
Trading Symbol		WFDSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about SMID Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$103	0.89%

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.89%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date	Oct. 01, 2023
AssetsNet		$ 1,129,551,146
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 8,525,068
InvestmentCompanyPortfolioTurnover		64.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.5
Information technology	23.7
Health care	21.0
Consumer discretionary	13.1
Financials	8.0
Communication services	3.5
Materials	1.6
Real estate	1.4
Consumer staples	1.2

TOP TEN HOLDINGS (% OF NET ASSETS)

Natera, Inc.	2.7
Tetra Tech, Inc.	2.3
Clearwater Analytics Holdings, Inc., Class A	2.2
Casella Waste Systems, Inc., Class A	2.2
Dynatrace, Inc.	2.1
Morningstar, Inc.	2.0
EMCOR Group, Inc.	1.9
Applied Industrial Technologies, Inc.	1.9
Saia, Inc.	1.9
TKO Group Holdings, Inc., Class A	1.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery SMID Cap Growth Fund to the Allspring SMID Cap Growth Fund.

Material Fund Change Adviser [Text Block]

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery SMID Cap Growth Fund to the Allspring SMID Cap Growth Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since October 1, 2023.
C000053346
Shareholder Report [Line Items]
Fund Name		SMID Cap Growth Fund
Class Name		Class C
Trading Symbol		WDSCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about SMID Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$225	1.96%

Expenses Paid, Amount		$ 225
Expense Ratio, Percent		1.96%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date	Oct. 01, 2023
AssetsNet		$ 1,129,551,146
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 8,525,068
InvestmentCompanyPortfolioTurnover		64.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.5
Information technology	23.7
Health care	21.0
Consumer discretionary	13.1
Financials	8.0
Communication services	3.5
Materials	1.6
Real estate	1.4
Consumer staples	1.2

TOP TEN HOLDINGS (% OF NET ASSETS)

Natera, Inc.	2.7
Tetra Tech, Inc.	2.3
Clearwater Analytics Holdings, Inc., Class A	2.2
Casella Waste Systems, Inc., Class A	2.2
Dynatrace, Inc.	2.1
Morningstar, Inc.	2.0
EMCOR Group, Inc.	1.9
Applied Industrial Technologies, Inc.	1.9
Saia, Inc.	1.9
TKO Group Holdings, Inc., Class A	1.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery SMID Cap Growth Fund to the Allspring SMID Cap Growth Fund.

Material Fund Change Adviser [Text Block]

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery SMID Cap Growth Fund to the Allspring SMID Cap Growth Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since October 1, 2023.
C000053345
Shareholder Report [Line Items]
Fund Name		SMID Cap Growth Fund
Class Name		Class A
Trading Symbol		WFDAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about SMID Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$136	1.18%

Expenses Paid, Amount		$ 136
Expense Ratio, Percent		1.18%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date	Oct. 01, 2023
AssetsNet		$ 1,129,551,146
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 8,525,068
InvestmentCompanyPortfolioTurnover		64.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.5
Information technology	23.7
Health care	21.0
Consumer discretionary	13.1
Financials	8.0
Communication services	3.5
Materials	1.6
Real estate	1.4
Consumer staples	1.2

TOP TEN HOLDINGS (% OF NET ASSETS)

Natera, Inc.	2.7
Tetra Tech, Inc.	2.3
Clearwater Analytics Holdings, Inc., Class A	2.2
Casella Waste Systems, Inc., Class A	2.2
Dynatrace, Inc.	2.1
Morningstar, Inc.	2.0
EMCOR Group, Inc.	1.9
Applied Industrial Technologies, Inc.	1.9
Saia, Inc.	1.9
TKO Group Holdings, Inc., Class A	1.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery SMID Cap Growth Fund to the Allspring SMID Cap Growth Fund.

Material Fund Change Adviser [Text Block]

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery SMID Cap Growth Fund to the Allspring SMID Cap Growth Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since October 1, 2023.
C000020162
Shareholder Report [Line Items]
Fund Name		SMID Cap Growth Fund
Class Name		Administrator Class
Trading Symbol		WFDDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about SMID Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$131	1.14%

Expenses Paid, Amount		$ 131
Expense Ratio, Percent		1.14%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date	Oct. 01, 2023
AssetsNet		$ 1,129,551,146
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 8,525,068
InvestmentCompanyPortfolioTurnover		64.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.5
Information technology	23.7
Health care	21.0
Consumer discretionary	13.1
Financials	8.0
Communication services	3.5
Materials	1.6
Real estate	1.4
Consumer staples	1.2

TOP TEN HOLDINGS (% OF NET ASSETS)

Natera, Inc.	2.7
Tetra Tech, Inc.	2.3
Clearwater Analytics Holdings, Inc., Class A	2.2
Casella Waste Systems, Inc., Class A	2.2
Dynatrace, Inc.	2.1
Morningstar, Inc.	2.0
EMCOR Group, Inc.	1.9
Applied Industrial Technologies, Inc.	1.9
Saia, Inc.	1.9
TKO Group Holdings, Inc., Class A	1.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery SMID Cap Growth Fund to the Allspring SMID Cap Growth Fund.

Material Fund Change Adviser [Text Block]

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery SMID Cap Growth Fund to the Allspring SMID Cap Growth Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since October 1, 2023.
C000089472
Shareholder Report [Line Items]
Fund Name		Diversified Capital Builder Fund
Class Name		Institutional Class
Trading Symbol		EKBYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Capital Builder Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$89	0.76%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equity markets rallied as inflation moderated in 2024, leading the Federal Reserve to cut its key rate in September 2024. Globally, inflation, geopolitical tensions, and sovereign debt burdens led to lower growth. In high yield, lower-quality issues outperformed higher-rated issues, as CCC-rated bond spreads tightened. Our asset allocation is weighted toward equities, where we see capital appreciation and dividends exceeding the returns of fixed income. We seek sectors with long-term growth potential, pricing power, and higher profit margins. We are concerned inflation could persist, leading to tightening liquidity and lower asset prices.

The Fund outperformed its blended benchmark, the Diversified Capital Builder Index, during the 12 months that ended September 30, 2024. Top equity contributors were holdings in information technology, industrials, and energy along with underweights in consumer staples and consumer discretionary. Broadcom, Leidos Holdings, and Micro Devices were among the top contributors. Underperformers included Adobe, McKesson Corp., and Neurocrine Biosciences. Bond contributors were our underweights in consumer cyclicals, energy, and communications. Individual bond detractors included Post Holdings, Spectrum Brands, and Iron Mountain.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Institutional Class	Diversified Capital Builder Blended Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,410	$10,212	$10,275
11/30/2014	$10,550	$10,395	$10,524
12/31/2014	$10,602	$10,338	$10,524
1/31/2015	$10,374	$10,143	$10,231
2/28/2015	$10,862	$10,643	$10,824
3/31/2015	$10,830	$10,529	$10,713
4/30/2015	$10,819	$10,617	$10,762
5/31/2015	$11,015	$10,729	$10,911
6/30/2015	$10,820	$10,537	$10,728
7/31/2015	$10,951	$10,674	$10,908
8/31/2015	$10,297	$10,145	$10,249
9/30/2015	$9,925	$9,871	$9,951
10/31/2015	$10,330	$10,538	$10,736
11/30/2015	$10,319	$10,505	$10,796
12/31/2015	$10,289	$10,296	$10,574
1/31/2016	$9,997	$9,840	$9,978
2/29/2016	$10,204	$9,849	$9,975
3/31/2016	$10,912	$10,472	$10,677
4/30/2016	$10,924	$10,619	$10,743
5/31/2016	$11,217	$10,776	$10,935
6/30/2016	$11,482	$10,823	$10,958
7/31/2016	$11,874	$11,201	$11,393
8/31/2016	$12,083	$11,274	$11,422
9/30/2016	$12,236	$11,299	$11,440
10/31/2016	$12,051	$11,142	$11,192
11/30/2016	$12,397	$11,461	$11,693
12/31/2016	$12,610	$11,678	$11,921
1/31/2017	$12,893	$11,894	$12,145
2/28/2017	$13,189	$12,286	$12,597
3/31/2017	$13,221	$12,285	$12,606
4/30/2017	$13,384	$12,417	$12,739
5/31/2017	$13,478	$12,564	$12,870
6/30/2017	$13,403	$12,633	$12,986
7/31/2017	$13,676	$12,857	$13,231
8/31/2017	$13,730	$12,887	$13,256
9/30/2017	$13,962	$13,122	$13,579
10/31/2017	$14,302	$13,360	$13,876
11/30/2017	$14,589	$13,656	$14,297
12/31/2017	$14,471	$13,780	$14,440
1/31/2018	$15,303	$14,369	$15,201
2/28/2018	$14,787	$13,940	$14,641
3/31/2018	$14,553	$13,680	$14,347
4/30/2018	$14,438	$13,738	$14,402
5/31/2018	$14,754	$14,000	$14,808
6/30/2018	$14,676	$14,081	$14,905
7/31/2018	$15,412	$14,485	$15,400
8/31/2018	$15,729	$14,885	$15,940
9/30/2018	$15,643	$14,949	$15,967
10/31/2018	$14,282	$14,094	$14,791
11/30/2018	$14,644	$14,278	$15,087
12/31/2018	$13,709	$13,225	$13,683
1/31/2019	$14,771	$14,208	$14,858
2/28/2019	$15,386	$14,629	$15,380
3/31/2019	$15,570	$14,855	$15,605
4/30/2019	$16,142	$15,357	$16,228
5/31/2019	$15,106	$14,574	$15,178
6/30/2019	$16,286	$15,432	$16,244
7/31/2019	$16,348	$15,631	$16,485
8/31/2019	$16,209	$15,432	$16,149
9/30/2019	$16,579	$15,645	$16,433
10/31/2019	$16,703	$15,903	$16,786
11/30/2019	$17,062	$16,364	$17,424
12/31/2019	$17,542	$16,803	$17,928
1/31/2020	$17,575	$16,817	$17,908
2/29/2020	$16,106	$15,722	$16,442
3/31/2020	$14,278	$13,703	$14,181
4/30/2020	$15,985	$15,191	$16,059
5/31/2020	$16,822	$15,966	$16,918
6/30/2020	$16,744	$16,269	$17,304
7/31/2020	$17,518	$17,178	$18,287
8/31/2020	$18,275	$18,166	$19,612
9/30/2020	$17,835	$17,621	$18,898
10/31/2020	$17,422	$17,323	$18,490
11/30/2020	$19,123	$19,025	$20,739
12/31/2020	$19,826	$19,719	$21,672
1/31/2021	$19,810	$19,613	$21,576
2/28/2021	$19,776	$20,056	$22,250
3/31/2021	$20,281	$20,633	$23,048
4/30/2021	$20,868	$21,522	$24,236
5/31/2021	$21,053	$21,614	$24,346
6/30/2021	$21,288	$22,093	$24,947
7/31/2021	$21,826	$22,458	$25,369
8/31/2021	$22,230	$22,976	$26,092
9/30/2021	$21,136	$22,186	$24,921
10/31/2021	$22,265	$23,331	$26,607
11/30/2021	$22,383	$23,036	$26,202
12/31/2021	$23,804	$23,847	$27,234
1/31/2022	$22,219	$22,674	$25,631
2/28/2022	$22,255	$22,156	$24,986
3/31/2022	$22,649	$22,666	$25,796
4/30/2022	$21,112	$20,944	$23,481
5/31/2022	$21,799	$20,936	$23,450
6/30/2022	$19,949	$19,265	$21,488
7/31/2022	$21,544	$20,902	$23,504
8/31/2022	$20,257	$20,173	$22,627
9/30/2022	$18,560	$18,571	$20,528
10/31/2022	$19,870	$19,822	$22,212
11/30/2022	$21,471	$20,722	$23,371
12/31/2022	$20,690	$19,779	$22,003
1/31/2023	$21,869	$20,965	$23,518
2/28/2023	$21,564	$20,523	$22,968
3/31/2023	$21,712	$21,067	$23,583
4/30/2023	$21,121	$21,313	$23,834
5/31/2023	$21,488	$21,336	$23,927
6/30/2023	$23,097	$22,504	$25,560
7/31/2023	$23,915	$23,164	$26,477
8/31/2023	$23,485	$22,877	$25,966
9/30/2023	$22,387	$22,004	$24,729
10/31/2023	$21,730	$21,537	$24,073
11/30/2023	$23,762	$23,291	$26,318
12/31/2023	$25,352	$24,368	$27,714
1/31/2024	$25,960	$24,624	$28,021
2/29/2024	$27,502	$25,638	$29,538
3/31/2024	$28,494	$26,330	$30,491
4/30/2024	$27,602	$25,423	$29,149
5/31/2024	$28,625	$26,391	$30,526
6/30/2024	$29,618	$27,108	$31,471
7/31/2024	$29,683	$27,536	$32,056
8/31/2024	$29,988	$28,137	$32,754
9/30/2024	$30,335	$28,702	$33,432

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	35.50	12.84	11.74
Diversified Capital Builder Blended Index (Strategy)Footnote Reference*	30.44	12.90	11.12
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$1,556,667,861
# of portfolio holdings	92
Portfolio turnover rate	30%
Total advisory fees paid	$7,987,880

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	The Diversified Capital Builder Blended Index is composed 75% of the Russell 1000® Index and 25% of the ICE BofA U.S. Cash Pay High Yield Index. You cannot invest directly in an index.

AssetsNet		$ 1,556,667,861
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 7,987,880
InvestmentCompanyPortfolioTurnover		30.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	84.5
Corporate bonds and notes	15.1
Yankee corporate bonds and notes	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Broadcom, Inc.	5.9
Leidos Holdings, Inc.	4.3
Advanced Micro Devices, Inc.	4.2
Microsoft Corp.	4.1
NVIDIA Corp.	3.9
Micron Technology, Inc.	3.8
Amphenol Corp., Class A	2.7
Marvell Technology, Inc.	2.6
Targa Resources Corp.	2.5
Schlumberger NV	2.4

Material Fund Change [Text Block]
C000089471
Shareholder Report [Line Items]
Fund Name		Diversified Capital Builder Fund
Class Name		Class C
Trading Symbol		EKBCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Capital Builder Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$214	1.83%

Expenses Paid, Amount		$ 214
Expense Ratio, Percent		1.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equity markets rallied as inflation moderated in 2024, leading the Federal Reserve to cut its key rate in September 2024. Globally, inflation, geopolitical tensions, and sovereign debt burdens led to lower growth. In high yield, lower-quality issues outperformed higher-rated issues, as CCC-rated bond spreads tightened. Our asset allocation is weighted toward equities, where we see capital appreciation and dividends exceeding the returns of fixed income. We seek sectors with long-term growth potential, pricing power, and higher profit margins. We are concerned inflation could persist, leading to tightening liquidity and lower asset prices.

The Fund outperformed its blended benchmark, the Diversified Capital Builder Index, during the 12 months that ended September 30, 2024. Top equity contributors were holdings in information technology, industrials, and energy along with underweights in consumer staples and consumer discretionary. Broadcom, Leidos Holdings, and Micro Devices were among the top contributors. Underperformers included Adobe, McKesson Corp., and Neurocrine Biosciences. Bond contributors were our underweights in consumer cyclicals, energy, and communications. Individual bond detractors included Post Holdings, Spectrum Brands, and Iron Mountain.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class C with Load	Diversified Capital Builder Blended Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,408	$10,212	$10,275
11/30/2014	$10,536	$10,395	$10,524
12/31/2014	$10,573	$10,338	$10,524
1/31/2015	$10,337	$10,143	$10,231
2/28/2015	$10,820	$10,643	$10,824
3/31/2015	$10,774	$10,529	$10,713
4/30/2015	$10,752	$10,617	$10,762
5/31/2015	$10,946	$10,729	$10,911
6/30/2015	$10,733	$10,537	$10,728
7/31/2015	$10,852	$10,674	$10,908
8/31/2015	$10,185	$10,145	$10,249
9/30/2015	$9,812	$9,871	$9,951
10/31/2015	$10,210	$10,538	$10,736
11/30/2015	$10,188	$10,505	$10,796
12/31/2015	$10,144	$10,296	$10,574
1/31/2016	$9,858	$9,840	$9,978
2/29/2016	$10,037	$9,849	$9,975
3/31/2016	$10,737	$10,472	$10,677
4/30/2016	$10,737	$10,619	$10,743
5/31/2016	$11,011	$10,776	$10,935
6/30/2016	$11,262	$10,823	$10,958
7/31/2016	$11,645	$11,201	$11,393
8/31/2016	$11,824	$11,274	$11,422
9/30/2016	$11,966	$11,299	$11,440
10/31/2016	$11,774	$11,142	$11,192
11/30/2016	$12,110	$11,461	$11,693
12/31/2016	$12,309	$11,678	$11,921
1/31/2017	$12,570	$11,894	$12,145
2/28/2017	$12,844	$12,286	$12,597
3/31/2017	$12,862	$12,285	$12,606
4/30/2017	$13,019	$12,417	$12,739
5/31/2017	$13,085	$12,564	$12,870
6/30/2017	$13,004	$12,633	$12,986
7/31/2017	$13,254	$12,857	$13,231
8/31/2017	$13,306	$12,887	$13,256
9/30/2017	$13,503	$13,122	$13,579
10/31/2017	$13,832	$13,360	$13,876
11/30/2017	$14,081	$13,656	$14,297
12/31/2017	$13,964	$13,780	$14,440
1/31/2018	$14,749	$14,369	$15,201
2/28/2018	$14,239	$13,940	$14,641
3/31/2018	$14,011	$13,680	$14,347
4/30/2018	$13,887	$13,738	$14,402
5/31/2018	$14,162	$14,000	$14,808
6/30/2018	$14,089	$14,081	$14,905
7/31/2018	$14,778	$14,485	$15,400
8/31/2018	$15,067	$14,885	$15,940
9/30/2018	$14,972	$14,949	$15,967
10/31/2018	$13,663	$14,094	$14,791
11/30/2018	$13,993	$14,278	$15,087
12/31/2018	$13,088	$13,225	$13,683
1/31/2019	$14,082	$14,208	$14,858
2/28/2019	$14,666	$14,629	$15,380
3/31/2019	$14,819	$14,855	$15,605
4/30/2019	$15,346	$15,357	$16,228
5/31/2019	$14,365	$14,574	$15,178
6/30/2019	$15,458	$15,432	$16,244
7/31/2019	$15,502	$15,631	$16,485
8/31/2019	$15,355	$15,432	$16,149
9/30/2019	$15,693	$15,645	$16,433
10/31/2019	$15,796	$15,903	$16,786
11/30/2019	$16,119	$16,364	$17,424
12/31/2019	$16,567	$16,803	$17,928
1/31/2020	$16,582	$16,817	$17,908
2/29/2020	$15,172	$15,722	$16,442
3/31/2020	$13,449	$13,703	$14,181
4/30/2020	$15,032	$15,191	$16,059
5/31/2020	$15,800	$15,966	$16,918
6/30/2020	$15,732	$16,269	$17,304
7/31/2020	$16,440	$17,178	$18,287
8/31/2020	$17,132	$18,166	$19,612
9/30/2020	$16,704	$17,621	$18,898
10/31/2020	$16,304	$17,323	$18,490
11/30/2020	$17,889	$19,025	$20,739
12/31/2020	$18,515	$19,719	$21,672
1/31/2021	$18,484	$19,613	$21,576
2/28/2021	$18,437	$20,056	$22,250
3/31/2021	$18,904	$20,633	$23,048
4/30/2021	$19,433	$21,522	$24,236
5/31/2021	$19,589	$21,614	$24,346
6/30/2021	$19,791	$22,093	$24,947
7/31/2021	$20,273	$22,458	$25,369
8/31/2021	$20,616	$22,976	$26,092
9/30/2021	$19,586	$22,186	$24,921
10/31/2021	$20,630	$23,331	$26,607
11/30/2021	$20,707	$23,036	$26,202
12/31/2021	$22,003	$23,847	$27,234
1/31/2022	$20,508	$22,674	$25,631
2/28/2022	$20,542	$22,156	$24,986
3/31/2022	$20,876	$22,666	$25,796
4/30/2022	$19,447	$20,944	$23,481
5/31/2022	$20,062	$20,936	$23,450
6/30/2022	$18,341	$19,265	$21,488
7/31/2022	$19,786	$20,902	$23,504
8/31/2022	$18,590	$20,173	$22,627
9/30/2022	$17,017	$18,571	$20,528
10/31/2022	$18,191	$19,822	$22,212
11/30/2022	$19,663	$20,722	$23,371
12/31/2022	$18,938	$19,779	$22,003
1/31/2023	$20,026	$20,965	$23,518
2/28/2023	$19,731	$20,523	$22,968
3/31/2023	$19,869	$21,067	$23,583
4/30/2023	$19,333	$21,313	$23,834
5/31/2023	$19,648	$21,336	$23,927
6/30/2023	$21,109	$22,504	$25,560
7/31/2023	$21,869	$23,164	$26,477
8/31/2023	$21,461	$22,877	$25,966
9/30/2023	$20,448	$22,004	$24,729
10/31/2023	$19,836	$21,537	$24,073
11/30/2023	$21,693	$23,291	$26,318
12/31/2023	$23,133	$24,368	$27,714
1/31/2024	$23,683	$24,624	$28,021
2/29/2024	$25,097	$25,638	$29,538
3/31/2024	$25,997	$26,330	$30,491
4/30/2024	$25,171	$25,423	$29,149
5/31/2024	$26,095	$26,391	$30,526
6/30/2024	$26,992	$27,108	$31,471
7/31/2024	$27,051	$27,536	$32,056
8/31/2024	$27,327	$28,137	$32,754
9/30/2024	$27,617	$28,702	$33,432

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	33.96	11.63	10.69
Class C with Load	32.96	11.63	10.69
Diversified Capital Builder Blended Index (Strategy)Footnote Reference*	30.44	12.90	11.12
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$1,556,667,861
# of portfolio holdings	92
Portfolio turnover rate	30%
Total advisory fees paid	$7,987,880

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	The Diversified Capital Builder Blended Index is composed 75% of the Russell 1000® Index and 25% of the ICE BofA U.S. Cash Pay High Yield Index. You cannot invest directly in an index.

AssetsNet		$ 1,556,667,861
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 7,987,880
InvestmentCompanyPortfolioTurnover		30.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	84.5
Corporate bonds and notes	15.1
Yankee corporate bonds and notes	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Broadcom, Inc.	5.9
Leidos Holdings, Inc.	4.3
Advanced Micro Devices, Inc.	4.2
Microsoft Corp.	4.1
NVIDIA Corp.	3.9
Micron Technology, Inc.	3.8
Amphenol Corp., Class A	2.7
Marvell Technology, Inc.	2.6
Targa Resources Corp.	2.5
Schlumberger NV	2.4

Material Fund Change [Text Block]
C000089469
Shareholder Report [Line Items]
Fund Name		Diversified Capital Builder Fund
Class Name		Class A
Trading Symbol		EKBAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Capital Builder Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$126	1.07%

Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equity markets rallied as inflation moderated in 2024, leading the Federal Reserve to cut its key rate in September 2024. Globally, inflation, geopolitical tensions, and sovereign debt burdens led to lower growth. In high yield, lower-quality issues outperformed higher-rated issues, as CCC-rated bond spreads tightened. Our asset allocation is weighted toward equities, where we see capital appreciation and dividends exceeding the returns of fixed income. We seek sectors with long-term growth potential, pricing power, and higher profit margins. We are concerned inflation could persist, leading to tightening liquidity and lower asset prices.

The Fund outperformed its blended benchmark, the Diversified Capital Builder Index, during the 12 months that ended September 30, 2024. Top equity contributors were holdings in information technology, industrials, and energy along with underweights in consumer staples and consumer discretionary. Broadcom, Leidos Holdings, and Micro Devices were among the top contributors. Underperformers included Adobe, McKesson Corp., and Neurocrine Biosciences. Bond contributors were our underweights in consumer cyclicals, energy, and communications. Individual bond detractors included Post Holdings, Spectrum Brands, and Iron Mountain.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class A with Load	Diversified Capital Builder Blended Index	Russell 3000® Index
9/30/2014	$9,423	$10,000	$10,000
10/31/2014	$9,818	$10,212	$10,275
11/30/2014	$9,949	$10,395	$10,524
12/31/2014	$9,985	$10,338	$10,524
1/31/2015	$9,772	$10,143	$10,231
2/28/2015	$10,229	$10,643	$10,824
3/31/2015	$10,190	$10,529	$10,713
4/30/2015	$10,180	$10,617	$10,762
5/31/2015	$10,363	$10,729	$10,911
6/30/2015	$10,170	$10,537	$10,728
7/31/2015	$10,293	$10,674	$10,908
8/31/2015	$9,671	$10,145	$10,249
9/30/2015	$9,324	$9,871	$9,951
10/31/2015	$9,702	$10,538	$10,736
11/30/2015	$9,692	$10,505	$10,796
12/31/2015	$9,656	$10,296	$10,574
1/31/2016	$9,384	$9,840	$9,978
2/29/2016	$9,566	$9,849	$9,975
3/31/2016	$10,240	$10,472	$10,677
4/30/2016	$10,240	$10,619	$10,743
5/31/2016	$10,513	$10,776	$10,935
6/30/2016	$10,750	$10,823	$10,958
7/31/2016	$11,127	$11,201	$11,393
8/31/2016	$11,310	$11,274	$11,422
9/30/2016	$11,454	$11,299	$11,440
10/31/2016	$11,282	$11,142	$11,192
11/30/2016	$11,592	$11,461	$11,693
12/31/2016	$11,791	$11,678	$11,921
1/31/2017	$12,053	$11,894	$12,145
2/28/2017	$12,328	$12,286	$12,597
3/31/2017	$12,363	$12,285	$12,606
4/30/2017	$12,501	$12,417	$12,739
5/31/2017	$12,589	$12,564	$12,870
6/30/2017	$12,521	$12,633	$12,986
7/31/2017	$12,761	$12,857	$13,231
8/31/2017	$12,812	$12,887	$13,256
9/30/2017	$13,014	$13,122	$13,579
10/31/2017	$13,342	$13,360	$13,876
11/30/2017	$13,595	$13,656	$14,297
12/31/2017	$13,489	$13,780	$14,440
1/31/2018	$14,260	$14,369	$15,201
2/28/2018	$13,768	$13,940	$14,641
3/31/2018	$13,556	$13,680	$14,347
4/30/2018	$13,436	$13,738	$14,402
5/31/2018	$13,729	$14,000	$14,808
6/30/2018	$13,658	$14,081	$14,905
7/31/2018	$14,338	$14,485	$15,400
8/31/2018	$14,631	$14,885	$15,940
9/30/2018	$14,539	$14,949	$15,967
10/31/2018	$13,283	$14,094	$14,791
11/30/2018	$13,617	$14,278	$15,087
12/31/2018	$12,741	$13,225	$13,683
1/31/2019	$13,720	$14,208	$14,858
2/28/2019	$14,287	$14,629	$15,380
3/31/2019	$14,448	$14,855	$15,605
4/30/2019	$14,975	$15,357	$16,228
5/31/2019	$14,020	$14,574	$15,178
6/30/2019	$15,096	$15,432	$16,244
7/31/2019	$15,153	$15,631	$16,485
8/31/2019	$15,025	$15,432	$16,149
9/30/2019	$15,353	$15,645	$16,433
10/31/2019	$15,468	$15,903	$16,786
11/30/2019	$15,798	$16,364	$17,424
12/31/2019	$16,240	$16,803	$17,928
1/31/2020	$16,270	$16,817	$17,908
2/29/2020	$14,890	$15,722	$16,442
3/31/2020	$13,215	$13,703	$14,181
4/30/2020	$14,782	$15,191	$16,059
5/31/2020	$15,550	$15,966	$16,918
6/30/2020	$15,481	$16,269	$17,304
7/31/2020	$16,191	$17,178	$18,287
8/31/2020	$16,870	$18,166	$19,612
9/30/2020	$16,468	$17,621	$18,898
10/31/2020	$16,090	$17,323	$18,490
11/30/2020	$17,664	$19,025	$20,739
12/31/2020	$18,296	$19,719	$21,672
1/31/2021	$18,281	$19,613	$21,576
2/28/2021	$18,235	$20,056	$22,250
3/31/2021	$18,711	$20,633	$23,048
4/30/2021	$19,249	$21,522	$24,236
5/31/2021	$19,402	$21,614	$24,346
6/30/2021	$19,617	$22,093	$24,947
7/31/2021	$20,109	$22,458	$25,369
8/31/2021	$20,463	$22,976	$26,092
9/30/2021	$19,462	$22,186	$24,921
10/31/2021	$20,493	$23,331	$26,607
11/30/2021	$20,586	$23,036	$26,202
12/31/2021	$21,896	$23,847	$27,234
1/31/2022	$20,417	$22,674	$25,631
2/28/2022	$20,466	$22,156	$24,986
3/31/2022	$20,813	$22,666	$25,796
4/30/2022	$19,396	$20,944	$23,481
5/31/2022	$20,022	$20,936	$23,450
6/30/2022	$18,319	$19,265	$21,488
7/31/2022	$19,772	$20,902	$23,504
8/31/2022	$18,599	$20,173	$22,627
9/30/2022	$17,039	$18,571	$20,528
10/31/2022	$18,214	$19,822	$22,212
11/30/2022	$19,688	$20,722	$23,371
12/31/2022	$18,962	$19,779	$22,003
1/31/2023	$20,051	$20,965	$23,518
2/28/2023	$19,756	$20,523	$22,968
3/31/2023	$19,895	$21,067	$23,583
4/30/2023	$19,358	$21,313	$23,834
5/31/2023	$19,673	$21,336	$23,927
6/30/2023	$21,136	$22,504	$25,560
7/31/2023	$21,896	$23,164	$26,477
8/31/2023	$21,488	$22,877	$25,966
9/30/2023	$20,474	$22,004	$24,729
10/31/2023	$19,861	$21,537	$24,073
11/30/2023	$21,720	$23,291	$26,318
12/31/2023	$23,162	$24,368	$27,714
1/31/2024	$23,713	$24,624	$28,021
2/29/2024	$25,128	$25,638	$29,538
3/31/2024	$26,030	$26,330	$30,491
4/30/2024	$25,203	$25,423	$29,149
5/31/2024	$26,128	$26,391	$30,526
6/30/2024	$27,026	$27,108	$31,471
7/31/2024	$27,085	$27,536	$32,056
8/31/2024	$27,361	$28,137	$32,754
9/30/2024	$27,652	$28,702	$33,432

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	35.05	12.49	11.37
Class A with Load	27.31	11.17	10.71
Diversified Capital Builder Blended Index (Strategy)Footnote Reference*	30.44	12.90	11.12
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$1,556,667,861
# of portfolio holdings	92
Portfolio turnover rate	30%
Total advisory fees paid	$7,987,880

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	The Diversified Capital Builder Blended Index is composed 75% of the Russell 1000® Index and 25% of the ICE BofA U.S. Cash Pay High Yield Index. You cannot invest directly in an index.

AssetsNet		$ 1,556,667,861
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 7,987,880
InvestmentCompanyPortfolioTurnover		30.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	84.5
Corporate bonds and notes	15.1
Yankee corporate bonds and notes	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Broadcom, Inc.	5.9
Leidos Holdings, Inc.	4.3
Advanced Micro Devices, Inc.	4.2
Microsoft Corp.	4.1
NVIDIA Corp.	3.9
Micron Technology, Inc.	3.8
Amphenol Corp., Class A	2.7
Marvell Technology, Inc.	2.6
Targa Resources Corp.	2.5
Schlumberger NV	2.4

Material Fund Change [Text Block]
C000092803
Shareholder Report [Line Items]
Fund Name		Diversified Capital Builder Fund
Class Name		Administrator Class
Trading Symbol		EKBDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Capital Builder Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$119	1.01%

Expenses Paid, Amount		$ 119
Expense Ratio, Percent		1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equity markets rallied as inflation moderated in 2024, leading the Federal Reserve to cut its key rate in September 2024. Globally, inflation, geopolitical tensions, and sovereign debt burdens led to lower growth. In high yield, lower-quality issues outperformed higher-rated issues, as CCC-rated bond spreads tightened. Our asset allocation is weighted toward equities, where we see capital appreciation and dividends exceeding the returns of fixed income. We seek sectors with long-term growth potential, pricing power, and higher profit margins. We are concerned inflation could persist, leading to tightening liquidity and lower asset prices.

The Fund outperformed its blended benchmark, the Diversified Capital Builder Index, during the 12 months that ended September 30, 2024. Top equity contributors were holdings in information technology, industrials, and energy along with underweights in consumer staples and consumer discretionary. Broadcom, Leidos Holdings, and Micro Devices were among the top contributors. Underperformers included Adobe, McKesson Corp., and Neurocrine Biosciences. Bond contributors were our underweights in consumer cyclicals, energy, and communications. Individual bond detractors included Post Holdings, Spectrum Brands, and Iron Mountain.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Administrator Class	Diversified Capital Builder Blended Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,418	$10,212	$10,275
11/30/2014	$10,558	$10,395	$10,524
12/31/2014	$10,604	$10,338	$10,524
1/31/2015	$10,378	$10,143	$10,231
2/28/2015	$10,863	$10,643	$10,824
3/31/2015	$10,828	$10,529	$10,713
4/30/2015	$10,817	$10,617	$10,762
5/31/2015	$11,011	$10,729	$10,911
6/30/2015	$10,813	$10,537	$10,728
7/31/2015	$10,943	$10,674	$10,908
8/31/2015	$10,282	$10,145	$10,249
9/30/2015	$9,908	$9,871	$9,951
10/31/2015	$10,321	$10,538	$10,736
11/30/2015	$10,310	$10,505	$10,796
12/31/2015	$10,273	$10,296	$10,574
1/31/2016	$9,984	$9,840	$9,978
2/29/2016	$10,176	$9,849	$9,975
3/31/2016	$10,890	$10,472	$10,677
4/30/2016	$10,902	$10,619	$10,743
5/31/2016	$11,192	$10,776	$10,935
6/30/2016	$11,448	$10,823	$10,958
7/31/2016	$11,837	$11,201	$11,393
8/31/2016	$12,044	$11,274	$11,422
9/30/2016	$12,200	$11,299	$11,440
10/31/2016	$12,004	$11,142	$11,192
11/30/2016	$12,347	$11,461	$11,693
12/31/2016	$12,560	$11,678	$11,921
1/31/2017	$12,839	$11,894	$12,145
2/28/2017	$13,118	$12,286	$12,597
3/31/2017	$13,157	$12,285	$12,606
4/30/2017	$13,318	$12,417	$12,739
5/31/2017	$13,411	$12,564	$12,870
6/30/2017	$13,326	$12,633	$12,986
7/31/2017	$13,595	$12,857	$13,231
8/31/2017	$13,649	$12,887	$13,256
9/30/2017	$13,877	$13,122	$13,579
10/31/2017	$14,214	$13,360	$13,876
11/30/2017	$14,483	$13,656	$14,297
12/31/2017	$14,377	$13,780	$14,440
1/31/2018	$15,197	$14,369	$15,201
2/28/2018	$14,674	$13,940	$14,641
3/31/2018	$14,450	$13,680	$14,347
4/30/2018	$14,322	$13,738	$14,402
5/31/2018	$14,634	$14,000	$14,808
6/30/2018	$14,564	$14,081	$14,905
7/31/2018	$15,288	$14,485	$15,400
8/31/2018	$15,601	$14,885	$15,940
9/30/2018	$15,506	$14,949	$15,967
10/31/2018	$14,153	$14,094	$14,791
11/30/2018	$14,509	$14,278	$15,087
12/31/2018	$13,594	$13,225	$13,683
1/31/2019	$14,637	$14,208	$14,858
2/28/2019	$15,242	$14,629	$15,380
3/31/2019	$15,415	$14,855	$15,605
4/30/2019	$15,977	$15,357	$16,228
5/31/2019	$14,959	$14,574	$15,178
6/30/2019	$16,109	$15,432	$16,244
7/31/2019	$16,170	$15,631	$16,485
8/31/2019	$16,033	$15,432	$16,149
9/30/2019	$16,385	$15,645	$16,433
10/31/2019	$16,507	$15,903	$16,786
11/30/2019	$16,859	$16,364	$17,424
12/31/2019	$17,334	$16,803	$17,928
1/31/2020	$17,366	$16,817	$17,908
2/29/2020	$15,911	$15,722	$16,442
3/31/2020	$14,112	$13,703	$14,181
4/30/2020	$15,783	$15,191	$16,059
5/31/2020	$16,603	$15,966	$16,918
6/30/2020	$16,530	$16,269	$17,304
7/31/2020	$17,287	$17,178	$18,287
8/31/2020	$18,012	$18,166	$19,612
9/30/2020	$17,587	$17,621	$18,898
10/31/2020	$17,183	$17,323	$18,490
11/30/2020	$18,862	$19,025	$20,739
12/31/2020	$19,541	$19,719	$21,672
1/31/2021	$19,524	$19,613	$21,576
2/28/2021	$19,475	$20,056	$22,250
3/31/2021	$19,973	$20,633	$23,048
4/30/2021	$20,563	$21,522	$24,236
5/31/2021	$20,726	$21,614	$24,346
6/30/2021	$20,960	$22,093	$24,947
7/31/2021	$21,486	$22,458	$25,369
8/31/2021	$21,863	$22,976	$26,092
9/30/2021	$20,783	$22,186	$24,921
10/31/2021	$21,901	$23,331	$26,607
11/30/2021	$21,999	$23,036	$26,202
12/31/2021	$23,404	$23,847	$27,234
1/31/2022	$21,824	$22,674	$25,631
2/28/2022	$21,877	$22,156	$24,986
3/31/2022	$22,259	$22,666	$25,796
4/30/2022	$20,743	$20,944	$23,481
5/31/2022	$21,413	$20,936	$23,450
6/30/2022	$19,589	$19,265	$21,488
7/31/2022	$21,142	$20,902	$23,504
8/31/2022	$19,889	$20,173	$22,627
9/30/2022	$18,226	$18,571	$20,528
10/31/2022	$19,482	$19,822	$22,212
11/30/2022	$21,057	$20,722	$23,371
12/31/2022	$20,285	$19,779	$22,003
1/31/2023	$21,449	$20,965	$23,518
2/28/2023	$21,134	$20,523	$22,968
3/31/2023	$21,286	$21,067	$23,583
4/30/2023	$20,712	$21,313	$23,834
5/31/2023	$21,049	$21,336	$23,927
6/30/2023	$22,617	$22,504	$25,560
7/31/2023	$23,430	$23,164	$26,477
8/31/2023	$22,994	$22,877	$25,966
9/30/2023	$21,915	$22,004	$24,729
10/31/2023	$21,259	$21,537	$24,073
11/30/2023	$23,247	$23,291	$26,318
12/31/2023	$24,793	$24,368	$27,714
1/31/2024	$25,381	$24,624	$28,021
2/29/2024	$26,895	$25,638	$29,538
3/31/2024	$27,870	$26,330	$30,491
4/30/2024	$26,986	$25,423	$29,149
5/31/2024	$27,975	$26,391	$30,526
6/30/2024	$28,941	$27,108	$31,471
7/31/2024	$29,004	$27,536	$32,056
8/31/2024	$29,300	$28,137	$32,754
9/30/2024	$29,616	$28,702	$33,432

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	35.14	12.57	11.47
Diversified Capital Builder Blended Index (Strategy)Footnote Reference*	30.44	12.90	11.12
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$1,556,667,861
# of portfolio holdings	92
Portfolio turnover rate	30%
Total advisory fees paid	$7,987,880

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	The Diversified Capital Builder Blended Index is composed 75% of the Russell 1000® Index and 25% of the ICE BofA U.S. Cash Pay High Yield Index. You cannot invest directly in an index.

AssetsNet		$ 1,556,667,861
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 7,987,880
InvestmentCompanyPortfolioTurnover		30.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	84.5
Corporate bonds and notes	15.1
Yankee corporate bonds and notes	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Broadcom, Inc.	5.9
Leidos Holdings, Inc.	4.3
Advanced Micro Devices, Inc.	4.2
Microsoft Corp.	4.1
NVIDIA Corp.	3.9
Micron Technology, Inc.	3.8
Amphenol Corp., Class A	2.7
Marvell Technology, Inc.	2.6
Targa Resources Corp.	2.5
Schlumberger NV	2.4

Material Fund Change [Text Block]
C000089468
Shareholder Report [Line Items]
Fund Name		Diversified Income Builder Fund
Class Name		Institutional Class
Trading Symbol		EKSYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Income Builder Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$57	0.52%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the past year, equity and fixed income markets benefited from steady growth and lower inflation based on the assumption that the Federal Reserve will follow a path to lower interest rates. U.S. consumers remained resilient in the face of interest rates not seen since before the Global Financial Crisis. The largest change we made to the portfolio was to remove an allocation to U.S. large-cap growth and emerging market equities. This allocation was added to our existing global dividend yield equity strategy. The top contributor to performance was an overweight to equity over the past year. The biggest detractor from performance was selection within high yield bonds.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Institutional Class	Diversified Income Builder Blended Index	Bloomberg U.S. Universal Bond Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,240	$10,148	$10,098
11/30/2014	$10,242	$10,160	$10,170
12/31/2014	$10,179	$10,041	$10,179
1/31/2015	$10,158	$10,024	$10,393
2/28/2015	$10,419	$10,348	$10,295
3/31/2015	$10,397	$10,274	$10,343
4/30/2015	$10,479	$10,385	$10,306
5/31/2015	$10,548	$10,442	$10,281
6/30/2015	$10,388	$10,274	$10,169
7/31/2015	$10,401	$10,277	$10,240
8/31/2015	$10,100	$9,987	$10,225
9/30/2015	$9,835	$9,724	$10,294
10/31/2015	$10,164	$10,122	$10,296
11/30/2015	$10,072	$9,961	$10,269
12/31/2015	$10,020	$9,726	$10,235
1/31/2016	$9,937	$9,480	$10,376
2/29/2016	$10,063	$9,513	$10,450
3/31/2016	$10,451	$9,992	$10,546
4/30/2016	$10,577	$10,303	$10,586
5/31/2016	$10,687	$10,400	$10,589
6/30/2016	$10,798	$10,489	$10,779
7/31/2016	$11,134	$10,788	$10,847
8/31/2016	$11,305	$10,972	$10,835
9/30/2016	$11,397	$11,028	$10,829
10/31/2016	$11,356	$10,999	$10,746
11/30/2016	$11,363	$11,075	$10,492
12/31/2016	$11,556	$11,289	$10,506
1/31/2017	$11,704	$11,459	$10,527
2/28/2017	$11,939	$11,705	$10,598
3/31/2017	$11,918	$11,688	$10,592
4/30/2017	$12,068	$11,818	$10,674
5/31/2017	$12,170	$11,936	$10,756
6/30/2017	$12,166	$11,966	$10,745
7/31/2017	$12,339	$12,129	$10,792
8/31/2017	$12,361	$12,137	$10,888
9/30/2017	$12,478	$12,283	$10,836
10/31/2017	$12,630	$12,389	$10,843
11/30/2017	$12,710	$12,457	$10,829
12/31/2017	$12,682	$12,519	$10,879
1/31/2018	$12,897	$12,811	$10,753
2/28/2018	$12,560	$12,568	$10,651
3/31/2018	$12,478	$12,417	$10,720
4/30/2018	$12,484	$12,485	$10,640
5/31/2018	$12,581	$12,595	$10,716
6/30/2018	$12,592	$12,653	$10,703
7/31/2018	$12,819	$12,898	$10,705
8/31/2018	$12,939	$13,114	$10,774
9/30/2018	$12,930	$13,181	$10,705
10/31/2018	$12,437	$12,714	$10,620
11/30/2018	$12,438	$12,731	$10,683
12/31/2018	$12,040	$12,144	$10,880
1/31/2019	$12,720	$12,863	$10,995
2/28/2019	$12,983	$13,156	$10,989
3/31/2019	$13,171	$13,320	$11,200
4/30/2019	$13,325	$13,630	$11,203
5/31/2019	$13,014	$13,213	$11,402
6/30/2019	$13,504	$13,749	$11,545
7/31/2019	$13,506	$13,869	$11,570
8/31/2019	$13,460	$13,817	$11,870
9/30/2019	$13,550	$13,929	$11,807
10/31/2019	$13,621	$14,053	$11,842
11/30/2019	$13,726	$14,263	$11,836
12/31/2019	$14,035	$14,600	$11,828
1/31/2020	$14,006	$14,606	$12,056
2/29/2020	$13,617	$14,215	$12,273
3/31/2020	$12,046	$12,725	$12,200
4/30/2020	$12,768	$13,389	$12,417
5/31/2020	$13,144	$13,912	$12,475
6/30/2020	$13,318	$14,116	$12,554
7/31/2020	$13,788	$14,739	$12,741
8/31/2020	$13,978	$15,034	$12,638
9/30/2020	$13,818	$14,818	$12,632
10/31/2020	$13,858	$14,760	$12,575
11/30/2020	$14,440	$15,588	$12,698
12/31/2020	$14,739	$15,951	$12,716
1/31/2021	$14,739	$15,946	$12,625
2/28/2021	$14,874	$16,036	$12,443
3/31/2021	$14,973	$16,128	$12,287
4/30/2021	$15,214	$16,429	$12,384
5/31/2021	$15,350	$16,528	$12,425
6/30/2021	$15,473	$16,735	$12,512
7/31/2021	$15,545	$16,829	$12,652
8/31/2021	$15,697	$16,985	$12,628
9/30/2021	$15,488	$16,789	$12,518
10/31/2021	$15,716	$16,986	$12,515
11/30/2021	$15,614	$16,786	$12,552
12/31/2021	$15,972	$17,141	$12,520
1/31/2022	$15,329	$16,593	$12,250
2/28/2022	$15,094	$16,367	$12,114
3/31/2022	$14,967	$16,297	$11,777
4/30/2022	$14,205	$15,521	$11,330
5/31/2022	$14,159	$15,569	$11,403
6/30/2022	$13,321	$14,570	$11,224
7/31/2022	$14,034	$15,406	$11,498
8/31/2022	$13,673	$14,974	$11,174
9/30/2022	$12,903	$14,159	$10,691
10/31/2022	$13,292	$14,589	$10,552
11/30/2022	$13,732	$15,122	$10,940
12/31/2022	$13,474	$14,894	$10,891
1/31/2023	$14,115	$15,576	$11,226
2/28/2023	$13,876	$15,282	$10,936
3/31/2023	$13,923	$15,561	$11,214
4/30/2023	$14,037	$15,721	$11,282
5/31/2023	$13,993	$15,562	$11,159
6/30/2023	$14,378	$15,931	$11,119
7/31/2023	$14,684	$16,212	$11,111
8/31/2023	$14,532	$16,111	$11,040
9/30/2023	$14,247	$15,770	$10,760
10/31/2023	$14,033	$15,497	$10,590
11/30/2023	$14,792	$16,384	$11,069
12/31/2023	$15,325	$17,037	$11,493
1/31/2024	$15,463	$17,056	$11,462
2/29/2024	$15,825	$17,231	$11,300
3/31/2024	$16,146	$17,512	$11,404
4/30/2024	$15,929	$17,196	$11,116
5/31/2024	$16,339	$17,528	$11,304
6/30/2024	$16,537	$17,749	$11,411
7/31/2024	$16,729	$18,090	$11,678
8/31/2024	$16,954	$18,419	$11,846
9/30/2024	$17,077	$18,742	$12,004

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	19.87	4.74	5.50
Diversified Income Builder Blended Index (Strategy)Footnote Reference*	18.85	6.12	6.48
Bloomberg U.S. Universal Bond Index (Regulatory)	12.08	0.70	2.15

KEY FUND STATISTICS

Total net assets	$350,544,835
# of portfolio holdings	416
Portfolio turnover rate	67%
Total advisory fees paid	$1,095,568

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	The Diversified Income Builder Blended Index is composed 60% of the ICE BofA U.S. Cash Pay High Yield Index, 25% of the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net) and 15% of the Bloomberg U.S. Aggregate Bond Index. Prior to February 1, 2020, the Diversified Income Builder Blended Index was composed 65% of the ICE BofA U.S. Cash Pay High Yield Index, and 35% of the Russell 1000® Index. Prior to January 2, 2018, the Diversified Income Builder Blended Index was composed 75% of the ICE BofA U.S. Cash Pay High Yield Index, and 25% of the Russell 1000® Index. You cannot invest directly in an index.

Material Change Date	Oct. 01, 2023
AssetsNet		$ 350,544,835
Holdings Count | Holding		416
Advisory Fees Paid, Amount		$ 1,095,568
InvestmentCompanyPortfolioTurnover		67.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	45.1
Common stocks	30.1
Yankee corporate bonds and notes	11.0
Foreign corporate bonds and notes	4.5
Municipal obligations	3.7
Investment companies	2.8
Loans	2.4
Preferred stocks	0.3
Asset-backed securities	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares iBoxx $ High Yield Corporate Bond ETF	2.7
Apple, Inc.	1.2
Microsoft Corp.	1.0
Societe Generale SA, 8.00%, 9/29/2025	1.0
Banco Santander SA, 4.38%, 1/14/2026	0.9
ABN AMRO Bank NV, 4.75%, 9/22/2027	0.9
NVIDIA Corp.	0.9
Commerzbank AG, 6.13%, 10/9/2025	0.8
Walmart, Inc.	0.8
Alphabet, Inc., Class A	0.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On November 8, 2024, Allspring Global Investments (UK) Limited became a sub-adviser to the Fund and Matthias Scheiber was added as a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]		On November 8, 2024, Allspring Global Investments (UK) Limited became a sub-adviser to the Fund and Matthias Scheiber was added as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since October 1, 2023.
C000205250
Shareholder Report [Line Items]
Fund Name		Diversified Income Builder Fund
Class Name		Class R6
Trading Symbol		EKSRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Income Builder Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$46	0.42%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the past year, equity and fixed income markets benefited from steady growth and lower inflation based on the assumption that the Federal Reserve will follow a path to lower interest rates. U.S. consumers remained resilient in the face of interest rates not seen since before the Global Financial Crisis. The largest change we made to the portfolio was to remove an allocation to U.S. large-cap growth and emerging market equities. This allocation was added to our existing global dividend yield equity strategy. The top contributor to performance was an overweight to equity over the past year. The biggest detractor from performance was selection within high yield bonds.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class R6	Diversified Income Builder Blended Index	Bloomberg U.S. Universal Bond Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,240	$10,148	$10,098
11/30/2014	$10,242	$10,160	$10,170
12/31/2014	$10,179	$10,041	$10,179
1/31/2015	$10,158	$10,024	$10,393
2/28/2015	$10,419	$10,348	$10,295
3/31/2015	$10,397	$10,274	$10,343
4/30/2015	$10,479	$10,385	$10,306
5/31/2015	$10,548	$10,442	$10,281
6/30/2015	$10,388	$10,274	$10,169
7/31/2015	$10,401	$10,277	$10,240
8/31/2015	$10,100	$9,987	$10,225
9/30/2015	$9,835	$9,724	$10,294
10/31/2015	$10,164	$10,122	$10,296
11/30/2015	$10,072	$9,961	$10,269
12/31/2015	$10,020	$9,726	$10,235
1/31/2016	$9,937	$9,480	$10,376
2/29/2016	$10,063	$9,513	$10,450
3/31/2016	$10,451	$9,992	$10,546
4/30/2016	$10,577	$10,303	$10,586
5/31/2016	$10,687	$10,400	$10,589
6/30/2016	$10,798	$10,489	$10,779
7/31/2016	$11,134	$10,788	$10,847
8/31/2016	$11,305	$10,972	$10,835
9/30/2016	$11,397	$11,028	$10,829
10/31/2016	$11,356	$10,999	$10,746
11/30/2016	$11,363	$11,075	$10,492
12/31/2016	$11,556	$11,289	$10,506
1/31/2017	$11,704	$11,459	$10,527
2/28/2017	$11,939	$11,705	$10,598
3/31/2017	$11,918	$11,688	$10,592
4/30/2017	$12,068	$11,818	$10,674
5/31/2017	$12,170	$11,936	$10,756
6/30/2017	$12,166	$11,966	$10,745
7/31/2017	$12,339	$12,129	$10,792
8/31/2017	$12,361	$12,137	$10,888
9/30/2017	$12,478	$12,283	$10,836
10/31/2017	$12,630	$12,389	$10,843
11/30/2017	$12,710	$12,457	$10,829
12/31/2017	$12,682	$12,519	$10,879
1/31/2018	$12,897	$12,811	$10,753
2/28/2018	$12,560	$12,568	$10,651
3/31/2018	$12,478	$12,417	$10,720
4/30/2018	$12,484	$12,485	$10,640
5/31/2018	$12,581	$12,595	$10,716
6/30/2018	$12,592	$12,653	$10,703
7/31/2018	$12,819	$12,898	$10,705
8/31/2018	$12,939	$13,114	$10,774
9/30/2018	$12,910	$13,181	$10,705
10/31/2018	$12,419	$12,714	$10,620
11/30/2018	$12,420	$12,731	$10,683
12/31/2018	$12,045	$12,144	$10,880
1/31/2019	$12,727	$12,863	$10,995
2/28/2019	$12,991	$13,156	$10,989
3/31/2019	$13,157	$13,320	$11,200
4/30/2019	$13,335	$13,630	$11,203
5/31/2019	$13,002	$13,213	$11,402
6/30/2019	$13,494	$13,749	$11,545
7/31/2019	$13,497	$13,869	$11,570
8/31/2019	$13,452	$13,817	$11,870
9/30/2019	$13,565	$13,929	$11,807
10/31/2019	$13,613	$14,053	$11,842
11/30/2019	$13,765	$14,263	$11,836
12/31/2019	$14,050	$14,600	$11,828
1/31/2020	$14,023	$14,606	$12,056
2/29/2020	$13,634	$14,215	$12,273
3/31/2020	$12,062	$12,725	$12,200
4/30/2020	$12,814	$13,389	$12,417
5/31/2020	$13,191	$13,912	$12,475
6/30/2020	$13,342	$14,116	$12,554
7/31/2020	$13,838	$14,739	$12,741
8/31/2020	$14,029	$15,034	$12,638
9/30/2020	$13,870	$14,818	$12,632
10/31/2020	$13,887	$14,760	$12,575
11/30/2020	$14,471	$15,588	$12,698
12/31/2020	$14,771	$15,951	$12,716
1/31/2021	$14,772	$15,946	$12,625
2/28/2021	$14,910	$16,036	$12,443
3/31/2021	$15,034	$16,128	$12,287
4/30/2021	$15,253	$16,429	$12,384
5/31/2021	$15,390	$16,528	$12,425
6/30/2021	$15,514	$16,735	$12,512
7/31/2021	$15,588	$16,829	$12,652
8/31/2021	$15,766	$16,985	$12,628
9/30/2021	$15,534	$16,789	$12,518
10/31/2021	$15,788	$16,986	$12,515
11/30/2021	$15,688	$16,786	$12,552
12/31/2021	$16,023	$17,141	$12,520
1/31/2022	$15,379	$16,593	$12,250
2/28/2022	$15,169	$16,367	$12,114
3/31/2022	$15,018	$16,297	$11,777
4/30/2022	$14,255	$15,521	$11,330
5/31/2022	$14,209	$15,569	$11,403
6/30/2022	$13,395	$14,570	$11,224
7/31/2022	$14,112	$15,406	$11,498
8/31/2022	$13,725	$14,974	$11,174
9/30/2022	$12,953	$14,159	$10,691
10/31/2022	$13,370	$14,589	$10,552
11/30/2022	$13,788	$15,122	$10,940
12/31/2022	$13,555	$14,894	$10,891
1/31/2023	$14,173	$15,576	$11,226
2/28/2023	$13,935	$15,282	$10,936
3/31/2023	$13,984	$15,561	$11,214
4/30/2023	$14,099	$15,721	$11,282
5/31/2023	$14,083	$15,562	$11,159
6/30/2023	$14,471	$15,931	$11,119
7/31/2023	$14,753	$16,212	$11,111
8/31/2023	$14,601	$16,111	$11,040
9/30/2023	$14,316	$15,770	$10,760
10/31/2023	$14,129	$15,497	$10,590
11/30/2023	$14,894	$16,384	$11,069
12/31/2023	$15,430	$17,037	$11,493
1/31/2024	$15,571	$17,056	$11,462
2/29/2024	$15,935	$17,231	$11,300
3/31/2024	$16,259	$17,512	$11,404
4/30/2024	$16,043	$17,196	$11,116
5/31/2024	$16,457	$17,528	$11,304
6/30/2024	$16,628	$17,749	$11,411
7/31/2024	$16,822	$18,090	$11,678
8/31/2024	$17,079	$18,419	$11,846
9/30/2024	$17,204	$18,742	$12,004

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6Footnote Reference*	20.18	4.87	5.58
Diversified Income Builder Blended Index (Strategy)Footnote Reference†	18.85	6.12	6.48
Bloomberg U.S. Universal Bond Index (Regulatory)	12.08	0.70	2.15

KEY FUND STATISTICS

Total net assets	$350,544,835
# of portfolio holdings	416
Portfolio turnover rate	67%
Total advisory fees paid	$1,095,568

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
Footnote†	The Diversified Income Builder Blended Index is composed 60% of the ICE BofA U.S. Cash Pay High Yield Index, 25% of the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net) and 15% of the Bloomberg U.S. Aggregate Bond Index. Prior to February 1, 2020, the Diversified Income Builder Blended Index was composed 65% of the ICE BofA U.S. Cash Pay High Yield Index, and 35% of the Russell 1000® Index. Prior to January 2, 2018, the Diversified Income Builder Blended Index was composed 75% of the ICE BofA U.S. Cash Pay High Yield Index, and 25% of the Russell 1000® Index. You cannot invest directly in an index.

Material Change Date	Oct. 01, 2023
AssetsNet		$ 350,544,835
Holdings Count | Holding		416
Advisory Fees Paid, Amount		$ 1,095,568
InvestmentCompanyPortfolioTurnover		67.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	45.1
Common stocks	30.1
Yankee corporate bonds and notes	11.0
Foreign corporate bonds and notes	4.5
Municipal obligations	3.7
Investment companies	2.8
Loans	2.4
Preferred stocks	0.3
Asset-backed securities	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares iBoxx $ High Yield Corporate Bond ETF	2.7
Apple, Inc.	1.2
Microsoft Corp.	1.0
Societe Generale SA, 8.00%, 9/29/2025	1.0
Banco Santander SA, 4.38%, 1/14/2026	0.9
ABN AMRO Bank NV, 4.75%, 9/22/2027	0.9
NVIDIA Corp.	0.9
Commerzbank AG, 6.13%, 10/9/2025	0.8
Walmart, Inc.	0.8
Alphabet, Inc., Class A	0.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On November 8, 2024, Allspring Global Investments (UK) Limited became a sub-adviser to the Fund and Matthias Scheiber was added as a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]		On November 8, 2024, Allspring Global Investments (UK) Limited became a sub-adviser to the Fund and Matthias Scheiber was added as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since October 1, 2023.
C000089467
Shareholder Report [Line Items]
Fund Name		Diversified Income Builder Fund
Class Name		Class C
Trading Symbol		EKSCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Income Builder Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$174	1.59%

Expenses Paid, Amount		$ 174
Expense Ratio, Percent		1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the past year, equity and fixed income markets benefited from steady growth and lower inflation based on the assumption that the Federal Reserve will follow a path to lower interest rates. U.S. consumers remained resilient in the face of interest rates not seen since before the Global Financial Crisis. The largest change we made to the portfolio was to remove an allocation to U.S. large-cap growth and emerging market equities. This allocation was added to our existing global dividend yield equity strategy. The top contributor to performance was an overweight to equity over the past year. The biggest detractor from performance was selection within high yield bonds.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class C with Load with Load	Diversified Income Builder Blended Index	Bloomberg U.S. Universal Bond Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,226	$10,148	$10,098
11/30/2014	$10,219	$10,160	$10,170
12/31/2014	$10,148	$10,041	$10,179
1/31/2015	$10,118	$10,024	$10,393
2/28/2015	$10,364	$10,348	$10,295
3/31/2015	$10,334	$10,274	$10,343
4/30/2015	$10,404	$10,385	$10,306
5/31/2015	$10,462	$10,442	$10,281
6/30/2015	$10,281	$10,274	$10,169
7/31/2015	$10,284	$10,277	$10,240
8/31/2015	$9,984	$9,987	$10,225
9/30/2015	$9,719	$9,724	$10,294
10/31/2015	$10,045	$10,122	$10,296
11/30/2015	$9,931	$9,961	$10,269
12/31/2015	$9,872	$9,726	$10,235
1/31/2016	$9,784	$9,480	$10,376
2/29/2016	$9,897	$9,513	$10,450
3/31/2016	$10,279	$9,992	$10,546
4/30/2016	$10,373	$10,303	$10,586
5/31/2016	$10,470	$10,400	$10,589
6/30/2016	$10,585	$10,489	$10,779
7/31/2016	$10,897	$10,788	$10,847
8/31/2016	$11,069	$10,972	$10,835
9/30/2016	$11,130	$11,028	$10,829
10/31/2016	$11,099	$10,999	$10,746
11/30/2016	$11,097	$11,075	$10,492
12/31/2016	$11,271	$11,289	$10,506
1/31/2017	$11,402	$11,459	$10,527
2/28/2017	$11,598	$11,705	$10,598
3/31/2017	$11,587	$11,688	$10,592
4/30/2017	$11,720	$11,818	$10,674
5/31/2017	$11,806	$11,936	$10,756
6/30/2017	$11,793	$11,966	$10,745
7/31/2017	$11,947	$12,129	$10,792
8/31/2017	$11,958	$12,137	$10,888
9/30/2017	$12,077	$12,283	$10,836
10/31/2017	$12,191	$12,389	$10,843
11/30/2017	$12,276	$12,457	$10,829
12/31/2017	$12,220	$12,519	$10,879
1/31/2018	$12,436	$12,811	$10,753
2/28/2018	$12,070	$12,568	$10,651
3/31/2018	$12,002	$12,417	$10,720
4/30/2018	$11,996	$12,485	$10,640
5/31/2018	$12,077	$12,595	$10,716
6/30/2018	$12,075	$12,653	$10,703
7/31/2018	$12,296	$12,898	$10,705
8/31/2018	$12,396	$13,114	$10,774
9/30/2018	$12,358	$13,181	$10,705
10/31/2018	$11,867	$12,714	$10,620
11/30/2018	$11,876	$12,731	$10,683
12/31/2018	$11,491	$12,144	$10,880
1/31/2019	$12,117	$12,863	$10,995
2/28/2019	$12,371	$13,156	$10,989
3/31/2019	$12,513	$13,320	$11,200
4/30/2019	$12,666	$13,630	$11,203
5/31/2019	$12,346	$13,213	$11,402
6/30/2019	$12,808	$13,749	$11,545
7/31/2019	$12,799	$13,869	$11,570
8/31/2019	$12,744	$13,817	$11,870
9/30/2019	$12,816	$13,929	$11,807
10/31/2019	$12,869	$14,053	$11,842
11/30/2019	$12,976	$14,263	$11,836
12/31/2019	$13,241	$14,600	$11,828
1/31/2020	$13,208	$14,606	$12,056
2/29/2020	$12,821	$14,215	$12,273
3/31/2020	$11,347	$12,725	$12,200
4/30/2020	$11,998	$13,389	$12,417
5/31/2020	$12,352	$13,912	$12,475
6/30/2020	$12,499	$14,116	$12,554
7/31/2020	$12,937	$14,739	$12,741
8/31/2020	$13,088	$15,034	$12,638
9/30/2020	$12,941	$14,818	$12,632
10/31/2020	$12,964	$14,760	$12,575
11/30/2020	$13,482	$15,588	$12,698
12/31/2020	$13,741	$15,951	$12,716
1/31/2021	$13,727	$15,946	$12,625
2/28/2021	$13,860	$16,036	$12,443
3/31/2021	$13,937	$16,128	$12,287
4/30/2021	$14,142	$16,429	$12,384
5/31/2021	$14,253	$16,528	$12,425
6/30/2021	$14,351	$16,735	$12,512
7/31/2021	$14,402	$16,829	$12,652
8/31/2021	$14,548	$16,985	$12,628
9/30/2021	$14,326	$16,789	$12,518
10/31/2021	$14,539	$16,986	$12,515
11/30/2021	$14,435	$16,786	$12,552
12/31/2021	$14,741	$17,141	$12,520
1/31/2022	$14,130	$16,593	$12,250
2/28/2022	$13,908	$16,367	$12,114
3/31/2022	$13,781	$16,297	$11,777
4/30/2022	$13,067	$15,521	$11,330
5/31/2022	$13,012	$15,569	$11,403
6/30/2022	$12,230	$14,570	$11,224
7/31/2022	$12,900	$15,406	$11,498
8/31/2022	$12,521	$14,974	$11,174
9/30/2022	$11,803	$14,159	$10,691
10/31/2022	$12,168	$14,589	$10,552
11/30/2022	$12,557	$15,122	$10,940
12/31/2022	$12,323	$14,894	$10,891
1/31/2023	$12,889	$15,576	$11,226
2/28/2023	$12,673	$15,282	$10,936
3/31/2023	$12,711	$15,561	$11,214
4/30/2023	$12,809	$15,721	$11,282
5/31/2023	$12,790	$15,562	$11,159
6/30/2023	$13,129	$15,931	$11,119
7/31/2023	$13,396	$16,212	$11,111
8/31/2023	$13,257	$16,111	$11,040
9/30/2023	$12,977	$15,770	$10,760
10/31/2023	$12,808	$15,497	$10,590
11/30/2023	$13,501	$16,384	$11,069
12/31/2023	$13,969	$17,037	$11,493
1/31/2024	$14,087	$17,056	$11,462
2/29/2024	$14,428	$17,231	$11,300
3/31/2024	$14,707	$17,512	$11,404
4/30/2024	$14,512	$17,196	$11,116
5/31/2024	$14,870	$17,528	$11,304
6/30/2024	$15,040	$17,749	$11,411
7/31/2024	$15,206	$18,090	$11,678
8/31/2024	$15,425	$18,419	$11,846
9/30/2024	$15,530	$18,742	$12,004

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	18.88	3.65	4.50
Class C with Load	17.88	3.65	4.50
Diversified Income Builder Blended Index (Strategy)Footnote Reference*	18.85	6.12	6.48
Bloomberg U.S. Universal Bond Index (Regulatory)	12.08	0.70	2.15

KEY FUND STATISTICS

Total net assets	$350,544,835
# of portfolio holdings	416
Portfolio turnover rate	67%
Total advisory fees paid	$1,095,568

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	The Diversified Income Builder Blended Index is composed 60% of the ICE BofA U.S. Cash Pay High Yield Index, 25% of the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net) and 15% of the Bloomberg U.S. Aggregate Bond Index. Prior to February 1, 2020, the Diversified Income Builder Blended Index was composed 65% of the ICE BofA U.S. Cash Pay High Yield Index, and 35% of the Russell 1000® Index. Prior to January 2, 2018, the Diversified Income Builder Blended Index was composed 75% of the ICE BofA U.S. Cash Pay High Yield Index, and 25% of the Russell 1000® Index. You cannot invest directly in an index.

Material Change Date	Oct. 01, 2023
AssetsNet		$ 350,544,835
Holdings Count | Holding		416
Advisory Fees Paid, Amount		$ 1,095,568
InvestmentCompanyPortfolioTurnover		67.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	45.1
Common stocks	30.1
Yankee corporate bonds and notes	11.0
Foreign corporate bonds and notes	4.5
Municipal obligations	3.7
Investment companies	2.8
Loans	2.4
Preferred stocks	0.3
Asset-backed securities	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares iBoxx $ High Yield Corporate Bond ETF	2.7
Apple, Inc.	1.2
Microsoft Corp.	1.0
Societe Generale SA, 8.00%, 9/29/2025	1.0
Banco Santander SA, 4.38%, 1/14/2026	0.9
ABN AMRO Bank NV, 4.75%, 9/22/2027	0.9
NVIDIA Corp.	0.9
Commerzbank AG, 6.13%, 10/9/2025	0.8
Walmart, Inc.	0.8
Alphabet, Inc., Class A	0.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On November 8, 2024, Allspring Global Investments (UK) Limited became a sub-adviser to the Fund and Matthias Scheiber was added as a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]		On November 8, 2024, Allspring Global Investments (UK) Limited became a sub-adviser to the Fund and Matthias Scheiber was added as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since October 1, 2023.
C000089465
Shareholder Report [Line Items]
Fund Name		Diversified Income Builder Fund
Class Name		Class A
Trading Symbol		EKSAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Income Builder Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$92	0.84%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the past year, equity and fixed income markets benefited from steady growth and lower inflation based on the assumption that the Federal Reserve will follow a path to lower interest rates. U.S. consumers remained resilient in the face of interest rates not seen since before the Global Financial Crisis. The largest change we made to the portfolio was to remove an allocation to U.S. large-cap growth and emerging market equities. This allocation was added to our existing global dividend yield equity strategy. The top contributor to performance was an overweight to equity over the past year. The biggest detractor from performance was selection within high yield bonds.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class A with Load	Diversified Income Builder Blended Index	Bloomberg U.S. Universal Bond Index
9/30/2014	$9,423	$10,000	$10,000
10/31/2014	$9,657	$10,148	$10,098
11/30/2014	$9,656	$10,160	$10,170
12/31/2014	$9,581	$10,041	$10,179
1/31/2015	$9,575	$10,024	$10,393
2/28/2015	$9,813	$10,348	$10,295
3/31/2015	$9,791	$10,274	$10,343
4/30/2015	$9,847	$10,385	$10,306
5/31/2015	$9,924	$10,442	$10,281
6/30/2015	$9,758	$10,274	$10,169
7/31/2015	$9,768	$10,277	$10,240
8/31/2015	$9,488	$9,987	$10,225
9/30/2015	$9,242	$9,724	$10,294
10/31/2015	$9,558	$10,122	$10,296
11/30/2015	$9,456	$9,961	$10,269
12/31/2015	$9,388	$9,726	$10,235
1/31/2016	$9,327	$9,480	$10,376
2/29/2016	$9,440	$9,513	$10,450
3/31/2016	$9,812	$9,992	$10,546
4/30/2016	$9,907	$10,303	$10,586
5/31/2016	$10,006	$10,400	$10,589
6/30/2016	$10,122	$10,489	$10,779
7/31/2016	$10,411	$10,788	$10,847
8/31/2016	$10,583	$10,972	$10,835
9/30/2016	$10,664	$11,028	$10,829
10/31/2016	$10,625	$10,999	$10,746
11/30/2016	$10,629	$11,075	$10,492
12/31/2016	$10,803	$11,289	$10,506
1/31/2017	$10,935	$11,459	$10,527
2/28/2017	$11,148	$11,705	$10,598
3/31/2017	$11,127	$11,688	$10,592
4/30/2017	$11,262	$11,818	$10,674
5/31/2017	$11,370	$11,936	$10,756
6/30/2017	$11,346	$11,966	$10,745
7/31/2017	$11,519	$12,129	$10,792
8/31/2017	$11,537	$12,137	$10,888
9/30/2017	$11,642	$12,283	$10,836
10/31/2017	$11,777	$12,389	$10,843
11/30/2017	$11,848	$12,457	$10,829
12/31/2017	$11,820	$12,519	$10,879
1/31/2018	$12,015	$12,811	$10,753
2/28/2018	$11,686	$12,568	$10,651
3/31/2018	$11,608	$12,417	$10,720
4/30/2018	$11,628	$12,485	$10,640
5/31/2018	$11,714	$12,595	$10,716
6/30/2018	$11,701	$12,653	$10,703
7/31/2018	$11,924	$12,898	$10,705
8/31/2018	$12,048	$13,114	$10,774
9/30/2018	$12,018	$13,181	$10,705
10/31/2018	$11,548	$12,714	$10,620
11/30/2018	$11,545	$12,731	$10,683
12/31/2018	$11,199	$12,144	$10,880
1/31/2019	$11,814	$12,863	$10,995
2/28/2019	$12,070	$13,156	$10,989
3/31/2019	$12,216	$13,320	$11,200
4/30/2019	$12,373	$13,630	$11,203
5/31/2019	$12,068	$13,213	$11,402
6/30/2019	$12,508	$13,749	$11,545
7/31/2019	$12,507	$13,869	$11,570
8/31/2019	$12,461	$13,817	$11,870
9/30/2019	$12,560	$13,929	$11,807
10/31/2019	$12,600	$14,053	$11,842
11/30/2019	$12,712	$14,263	$11,836
12/31/2019	$13,007	$14,600	$11,828
1/31/2020	$12,979	$14,606	$12,056
2/29/2020	$12,604	$14,215	$12,273
3/31/2020	$11,140	$12,725	$12,200
4/30/2020	$11,810	$13,389	$12,417
5/31/2020	$12,166	$13,912	$12,475
6/30/2020	$12,299	$14,116	$12,554
7/31/2020	$12,739	$14,739	$12,741
8/31/2020	$12,910	$15,034	$12,638
9/30/2020	$12,760	$14,818	$12,632
10/31/2020	$12,791	$14,760	$12,575
11/30/2020	$13,334	$15,588	$12,698
12/31/2020	$13,599	$15,951	$12,716
1/31/2021	$13,594	$15,946	$12,625
2/28/2021	$13,713	$16,036	$12,443
3/31/2021	$13,798	$16,128	$12,287
4/30/2021	$14,010	$16,429	$12,384
5/31/2021	$14,151	$16,528	$12,425
6/30/2021	$14,235	$16,735	$12,512
7/31/2021	$14,318	$16,829	$12,652
8/31/2021	$14,450	$16,985	$12,628
9/30/2021	$14,237	$16,789	$12,518
10/31/2021	$14,459	$16,986	$12,515
11/30/2021	$14,387	$16,786	$12,552
12/31/2021	$14,680	$17,141	$12,520
1/31/2022	$14,079	$16,593	$12,250
2/28/2022	$13,887	$16,367	$12,114
3/31/2022	$13,747	$16,297	$11,777
4/30/2022	$13,040	$15,521	$11,330
5/31/2022	$12,995	$15,569	$11,403
6/30/2022	$12,242	$14,570	$11,224
7/31/2022	$12,899	$15,406	$11,498
8/31/2022	$12,527	$14,974	$11,174
9/30/2022	$11,836	$14,159	$10,691
10/31/2022	$12,203	$14,589	$10,552
11/30/2022	$12,593	$15,122	$10,940
12/31/2022	$12,358	$14,894	$10,891
1/31/2023	$12,925	$15,576	$11,226
2/28/2023	$12,710	$15,282	$10,936
3/31/2023	$12,747	$15,561	$11,214
4/30/2023	$12,846	$15,721	$11,282
5/31/2023	$12,827	$15,562	$11,159
6/30/2023	$13,166	$15,931	$11,119
7/31/2023	$13,434	$16,212	$11,111
8/31/2023	$13,295	$16,111	$11,040
9/30/2023	$13,014	$15,770	$10,760
10/31/2023	$12,844	$15,497	$10,590
11/30/2023	$13,540	$16,384	$11,069
12/31/2023	$14,009	$17,037	$11,493
1/31/2024	$14,127	$17,056	$11,462
2/29/2024	$14,469	$17,231	$11,300
3/31/2024	$14,749	$17,512	$11,404
4/30/2024	$14,553	$17,196	$11,116
5/31/2024	$14,912	$17,528	$11,304
6/30/2024	$15,083	$17,749	$11,411
7/31/2024	$15,249	$18,090	$11,678
8/31/2024	$15,468	$18,419	$11,846
9/30/2024	$15,574	$18,742	$12,004

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	19.67	4.40	5.15
Class A with Load	12.77	3.17	4.53
Diversified Income Builder Blended Index (Strategy)Footnote Reference*	18.85	6.12	6.48
Bloomberg U.S. Universal Bond Index (Regulatory)	12.08	0.70	2.15

KEY FUND STATISTICS

Total net assets	$350,544,835
# of portfolio holdings	416
Portfolio turnover rate	67%
Total advisory fees paid	$1,095,568

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	The Diversified Income Builder Blended Index is composed 60% of the ICE BofA U.S. Cash Pay High Yield Index, 25% of the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net) and 15% of the Bloomberg U.S. Aggregate Bond Index. Prior to February 1, 2020, the Diversified Income Builder Blended Index was composed 65% of the ICE BofA U.S. Cash Pay High Yield Index, and 35% of the Russell 1000® Index. Prior to January 2, 2018, the Diversified Income Builder Blended Index was composed 75% of the ICE BofA U.S. Cash Pay High Yield Index, and 25% of the Russell 1000® Index. You cannot invest directly in an index.

Material Change Date	Oct. 01, 2023
AssetsNet		$ 350,544,835
Holdings Count | Holding		416
Advisory Fees Paid, Amount		$ 1,095,568
InvestmentCompanyPortfolioTurnover		67.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	45.1
Common stocks	30.1
Yankee corporate bonds and notes	11.0
Foreign corporate bonds and notes	4.5
Municipal obligations	3.7
Investment companies	2.8
Loans	2.4
Preferred stocks	0.3
Asset-backed securities	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares iBoxx $ High Yield Corporate Bond ETF	2.7
Apple, Inc.	1.2
Microsoft Corp.	1.0
Societe Generale SA, 8.00%, 9/29/2025	1.0
Banco Santander SA, 4.38%, 1/14/2026	0.9
ABN AMRO Bank NV, 4.75%, 9/22/2027	0.9
NVIDIA Corp.	0.9
Commerzbank AG, 6.13%, 10/9/2025	0.8
Walmart, Inc.	0.8
Alphabet, Inc., Class A	0.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On November 8, 2024, Allspring Global Investments (UK) Limited became a sub-adviser to the Fund and Matthias Scheiber was added as a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]		On November 8, 2024, Allspring Global Investments (UK) Limited became a sub-adviser to the Fund and Matthias Scheiber was added as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since October 1, 2023.
C000092802
Shareholder Report [Line Items]
Fund Name		Diversified Income Builder Fund
Class Name		Administrator Class
Trading Symbol		EKSDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Income Builder Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$85	0.77%

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the past year, equity and fixed income markets benefited from steady growth and lower inflation based on the assumption that the Federal Reserve will follow a path to lower interest rates. U.S. consumers remained resilient in the face of interest rates not seen since before the Global Financial Crisis. The largest change we made to the portfolio was to remove an allocation to U.S. large-cap growth and emerging market equities. This allocation was added to our existing global dividend yield equity strategy. The top contributor to performance was an overweight to equity over the past year. The biggest detractor from performance was selection within high yield bonds.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Administrator Class	Diversified Income Builder Blended Index	Bloomberg U.S. Universal Bond Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,254	$10,148	$10,098
11/30/2014	$10,254	$10,160	$10,170
12/31/2014	$10,173	$10,041	$10,179
1/31/2015	$10,167	$10,024	$10,393
2/28/2015	$10,426	$10,348	$10,295
3/31/2015	$10,403	$10,274	$10,343
4/30/2015	$10,465	$10,385	$10,306
5/31/2015	$10,550	$10,442	$10,281
6/30/2015	$10,371	$10,274	$10,169
7/31/2015	$10,382	$10,277	$10,240
8/31/2015	$10,098	$9,987	$10,225
9/30/2015	$9,831	$9,724	$10,294
10/31/2015	$10,158	$10,122	$10,296
11/30/2015	$10,048	$9,961	$10,269
12/31/2015	$9,993	$9,726	$10,235
1/31/2016	$9,928	$9,480	$10,376
2/29/2016	$10,051	$9,513	$10,450
3/31/2016	$10,437	$9,992	$10,546
4/30/2016	$10,542	$10,303	$10,586
5/31/2016	$10,650	$10,400	$10,589
6/30/2016	$10,777	$10,489	$10,779
7/31/2016	$11,091	$10,788	$10,847
8/31/2016	$11,279	$10,972	$10,835
9/30/2016	$11,350	$11,028	$10,829
10/31/2016	$11,327	$10,999	$10,746
11/30/2016	$11,332	$11,075	$10,492
12/31/2016	$11,522	$11,289	$10,506
1/31/2017	$11,667	$11,459	$10,527
2/28/2017	$11,881	$11,705	$10,598
3/31/2017	$11,858	$11,688	$10,592
4/30/2017	$12,006	$11,818	$10,674
5/31/2017	$12,124	$11,936	$10,756
6/30/2017	$12,099	$11,966	$10,745
7/31/2017	$12,269	$12,129	$10,792
8/31/2017	$12,289	$12,137	$10,888
9/30/2017	$12,423	$12,283	$10,836
10/31/2017	$12,552	$12,389	$10,843
11/30/2017	$12,650	$12,457	$10,829
12/31/2017	$12,600	$12,519	$10,879
1/31/2018	$12,833	$12,811	$10,753
2/28/2018	$12,475	$12,568	$10,651
3/31/2018	$12,391	$12,417	$10,720
4/30/2018	$12,414	$12,485	$10,640
5/31/2018	$12,508	$12,595	$10,716
6/30/2018	$12,495	$12,653	$10,703
7/31/2018	$12,739	$12,898	$10,705
8/31/2018	$12,855	$13,114	$10,774
9/30/2018	$12,822	$13,181	$10,705
10/31/2018	$12,331	$12,714	$10,620
11/30/2018	$12,329	$12,731	$10,683
12/31/2018	$11,928	$12,144	$10,880
1/31/2019	$12,601	$12,863	$10,995
2/28/2019	$12,859	$13,156	$10,989
3/31/2019	$13,043	$13,320	$11,200
4/30/2019	$13,193	$13,630	$11,203
5/31/2019	$12,882	$13,213	$11,402
6/30/2019	$13,365	$13,749	$11,545
7/31/2019	$13,364	$13,869	$11,570
8/31/2019	$13,315	$13,817	$11,870
9/30/2019	$13,401	$13,929	$11,807
10/31/2019	$13,469	$14,053	$11,842
11/30/2019	$13,570	$14,263	$11,836
12/31/2019	$13,871	$14,600	$11,828
1/31/2020	$13,840	$14,606	$12,056
2/29/2020	$13,454	$14,215	$12,273
3/31/2020	$11,899	$12,725	$12,200
4/30/2020	$12,609	$13,389	$12,417
5/31/2020	$12,978	$13,912	$12,475
6/30/2020	$13,146	$14,116	$12,554
7/31/2020	$13,607	$14,739	$12,741
8/31/2020	$13,795	$15,034	$12,638
9/30/2020	$13,655	$14,818	$12,632
10/31/2020	$13,667	$14,760	$12,575
11/30/2020	$14,238	$15,588	$12,698
12/31/2020	$14,530	$15,951	$12,716
1/31/2021	$14,526	$15,946	$12,625
2/28/2021	$14,657	$16,036	$12,443
3/31/2021	$14,775	$16,128	$12,287
4/30/2021	$14,986	$16,429	$12,384
5/31/2021	$15,117	$16,528	$12,425
6/30/2021	$15,234	$16,735	$12,512
7/31/2021	$15,302	$16,829	$12,652
8/31/2021	$15,472	$16,985	$12,628
9/30/2021	$15,240	$16,789	$12,518
10/31/2021	$15,485	$16,986	$12,515
11/30/2021	$15,382	$16,786	$12,552
12/31/2021	$15,730	$17,141	$12,520
1/31/2022	$15,070	$16,593	$12,250
2/28/2022	$14,860	$16,367	$12,114
3/31/2022	$14,708	$16,297	$11,777
4/30/2022	$13,956	$15,521	$11,330
5/31/2022	$13,907	$15,569	$11,403
6/30/2022	$13,106	$14,570	$11,224
7/31/2022	$13,804	$15,406	$11,498
8/31/2022	$13,421	$14,974	$11,174
9/30/2022	$12,663	$14,159	$10,691
10/31/2022	$13,067	$14,589	$10,552
11/30/2022	$13,471	$15,122	$10,940
12/31/2022	$13,240	$14,894	$10,891
1/31/2023	$13,839	$15,576	$11,226
2/28/2023	$13,628	$15,282	$10,936
3/31/2023	$13,671	$15,561	$11,214
4/30/2023	$13,755	$15,721	$11,282
5/31/2023	$13,734	$15,562	$11,159
6/30/2023	$14,105	$15,931	$11,119
7/31/2023	$14,375	$16,212	$11,111
8/31/2023	$14,249	$16,111	$11,040
9/30/2023	$13,940	$15,770	$10,760
10/31/2023	$13,755	$15,497	$10,590
11/30/2023	$14,495	$16,384	$11,069
12/31/2023	$15,013	$17,037	$11,493
1/31/2024	$15,145	$17,056	$11,462
2/29/2024	$15,495	$17,231	$11,300
3/31/2024	$15,805	$17,512	$11,404
4/30/2024	$15,591	$17,196	$11,116
5/31/2024	$15,988	$17,528	$11,304
6/30/2024	$16,150	$17,749	$11,411
7/31/2024	$16,334	$18,090	$11,678
8/31/2024	$16,577	$18,419	$11,846
9/30/2024	$16,695	$18,742	$12,004

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	19.76	4.49	5.26
Diversified Income Builder Blended Index (Strategy)Footnote Reference*	18.85	6.12	6.48
Bloomberg U.S. Universal Bond Index (Regulatory)	12.08	0.70	2.15

KEY FUND STATISTICS

Total net assets	$350,544,835
# of portfolio holdings	416
Portfolio turnover rate	67%
Total advisory fees paid	$1,095,568

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	The Diversified Income Builder Blended Index is composed 60% of the ICE BofA U.S. Cash Pay High Yield Index, 25% of the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net) and 15% of the Bloomberg U.S. Aggregate Bond Index. Prior to February 1, 2020, the Diversified Income Builder Blended Index was composed 65% of the ICE BofA U.S. Cash Pay High Yield Index, and 35% of the Russell 1000® Index. Prior to January 2, 2018, the Diversified Income Builder Blended Index was composed 75% of the ICE BofA U.S. Cash Pay High Yield Index, and 25% of the Russell 1000® Index. You cannot invest directly in an index.

Material Change Date	Oct. 01, 2023
AssetsNet		$ 350,544,835
Holdings Count | Holding		416
Advisory Fees Paid, Amount		$ 1,095,568
InvestmentCompanyPortfolioTurnover		67.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	45.1
Common stocks	30.1
Yankee corporate bonds and notes	11.0
Foreign corporate bonds and notes	4.5
Municipal obligations	3.7
Investment companies	2.8
Loans	2.4
Preferred stocks	0.3
Asset-backed securities	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares iBoxx $ High Yield Corporate Bond ETF	2.7
Apple, Inc.	1.2
Microsoft Corp.	1.0
Societe Generale SA, 8.00%, 9/29/2025	1.0
Banco Santander SA, 4.38%, 1/14/2026	0.9
ABN AMRO Bank NV, 4.75%, 9/22/2027	0.9
NVIDIA Corp.	0.9
Commerzbank AG, 6.13%, 10/9/2025	0.8
Walmart, Inc.	0.8
Alphabet, Inc., Class A	0.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On November 8, 2024, Allspring Global Investments (UK) Limited became a sub-adviser to the Fund and Matthias Scheiber was added as a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]		On November 8, 2024, Allspring Global Investments (UK) Limited became a sub-adviser to the Fund and Matthias Scheiber was added as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since October 1, 2023.
C000150666
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Class R6
Trading Symbol		WENRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mid Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$94	0.80%

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		0.80%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date	Oct. 01, 2023
AssetsNet		$ 626,241,763
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 4,561,386
InvestmentCompanyPortfolioTurnover		57.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.1
Industrials	24.4
Consumer discretionary	12.9
Health care	11.8
Communication services	10.4
Financials	9.1
Materials	3.3
Consumer staples	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Trade Desk, Inc., Class A	3.5
Monolithic Power Systems, Inc.	3.0
Vertiv Holdings Co., Class A	3.1
Gartner, Inc.	3.0
Axon Enterprise, Inc.	2.6
Natera, Inc.	2.5
MercadoLibre, Inc.	2.3
Fair Isaac Corp.	2.3
Tetra Tech, Inc.	2.2
DraftKings, Inc., Class A	2.2

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Mid Cap Growth Fund to the Allspring Mid Cap Growth Fund.

Material Fund Change Adviser [Text Block]

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Mid Cap Growth Fund to the Allspring Mid Cap Growth Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since October 1, 2023.
C000020164
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Institutional Class
Trading Symbol		WFEIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mid Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$99	0.85%

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.85%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date	Oct. 01, 2023
AssetsNet		$ 626,241,763
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 4,561,386
InvestmentCompanyPortfolioTurnover		57.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.1
Industrials	24.4
Consumer discretionary	12.9
Health care	11.8
Communication services	10.4
Financials	9.1
Materials	3.3
Consumer staples	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Trade Desk, Inc., Class A	3.5
Monolithic Power Systems, Inc.	3.0
Vertiv Holdings Co., Class A	3.1
Gartner, Inc.	3.0
Axon Enterprise, Inc.	2.6
Natera, Inc.	2.5
MercadoLibre, Inc.	2.3
Fair Isaac Corp.	2.3
Tetra Tech, Inc.	2.2
DraftKings, Inc., Class A	2.2

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Mid Cap Growth Fund to the Allspring Mid Cap Growth Fund.

Material Fund Change Adviser [Text Block]

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Mid Cap Growth Fund to the Allspring Mid Cap Growth Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since October 1, 2023.
C000064969
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Class C
Trading Symbol		WENCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mid Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$224	1.93%

Expenses Paid, Amount		$ 224
Expense Ratio, Percent		1.93%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date	Oct. 01, 2023
AssetsNet		$ 626,241,763
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 4,561,386
InvestmentCompanyPortfolioTurnover		57.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.1
Industrials	24.4
Consumer discretionary	12.9
Health care	11.8
Communication services	10.4
Financials	9.1
Materials	3.3
Consumer staples	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Trade Desk, Inc., Class A	3.5
Monolithic Power Systems, Inc.	3.0
Vertiv Holdings Co., Class A	3.1
Gartner, Inc.	3.0
Axon Enterprise, Inc.	2.6
Natera, Inc.	2.5
MercadoLibre, Inc.	2.3
Fair Isaac Corp.	2.3
Tetra Tech, Inc.	2.2
DraftKings, Inc., Class A	2.2

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Mid Cap Growth Fund to the Allspring Mid Cap Growth Fund.

Material Fund Change Adviser [Text Block]

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Mid Cap Growth Fund to the Allspring Mid Cap Growth Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since October 1, 2023.
C000020165
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Class A
Trading Symbol		SENAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mid Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$135	1.16%

Expenses Paid, Amount		$ 135
Expense Ratio, Percent		1.16%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date	Oct. 01, 2023
AssetsNet		$ 626,241,763
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 4,561,386
InvestmentCompanyPortfolioTurnover		57.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.1
Industrials	24.4
Consumer discretionary	12.9
Health care	11.8
Communication services	10.4
Financials	9.1
Materials	3.3
Consumer staples	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Trade Desk, Inc., Class A	3.5
Monolithic Power Systems, Inc.	3.0
Vertiv Holdings Co., Class A	3.1
Gartner, Inc.	3.0
Axon Enterprise, Inc.	2.6
Natera, Inc.	2.5
MercadoLibre, Inc.	2.3
Fair Isaac Corp.	2.3
Tetra Tech, Inc.	2.2
DraftKings, Inc., Class A	2.2

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Mid Cap Growth Fund to the Allspring Mid Cap Growth Fund.

Material Fund Change Adviser [Text Block]

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Mid Cap Growth Fund to the Allspring Mid Cap Growth Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since October 1, 2023.
C000020166
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Administrator Class
Trading Symbol		SEPKX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mid Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$128	1.10%

Expenses Paid, Amount		$ 128
Expense Ratio, Percent		1.10%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date	Oct. 01, 2023
AssetsNet		$ 626,241,763
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 4,561,386
InvestmentCompanyPortfolioTurnover		57.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.1
Industrials	24.4
Consumer discretionary	12.9
Health care	11.8
Communication services	10.4
Financials	9.1
Materials	3.3
Consumer staples	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Trade Desk, Inc., Class A	3.5
Monolithic Power Systems, Inc.	3.0
Vertiv Holdings Co., Class A	3.1
Gartner, Inc.	3.0
Axon Enterprise, Inc.	2.6
Natera, Inc.	2.5
MercadoLibre, Inc.	2.3
Fair Isaac Corp.	2.3
Tetra Tech, Inc.	2.2
DraftKings, Inc., Class A	2.2

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Mid Cap Growth Fund to the Allspring Mid Cap Growth Fund.

Material Fund Change Adviser [Text Block]

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Mid Cap Growth Fund to the Allspring Mid Cap Growth Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since October 1, 2023.
C000209977
Shareholder Report [Line Items]
Fund Name		Global Investment Grade Credit Fund
Class Name		Institutional Class
Trading Symbol		WGCIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Investment Grade Credit Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$53	0.50%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.50%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Performance Inception Date		Feb. 28, 2019
Material Change Date	Oct. 01, 2023
AssetsNet		$ 27,587,910
Holdings Count | Holding		199
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		31.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Morgan Stanley, 3.13%, 7/27/2026	2.0
Citigroup, Inc., 3.30%, 4/27/2025	1.7
Verizon Communications, Inc., 3.40%, 3/22/2041	1.3
Motorola Solutions, Inc., 4.60%, 2/23/2028	1.3
Oracle Corp., 2.88%, 3/25/2031	1.2
American International Group, Inc., 4.75%, 4/1/2048	1.1
Avolon Holdings Funding Ltd., 4.38%, 5/1/2026	1.1
MPLX LP, 4.00%, 3/15/2028	1.1
British Airways Pass-Through Trust, Series 2019-1, Class AA, 3.30%, 12/15/2032	1.1
Aviation Capital Group LLC, 5.50%, 12/15/2024	1.1

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	6.3
1-3 years	12.1
3-5 years	21.0
5-10 years	37.5
10-20 years	7.9
20-30 years	13.2
30+ years	2.0

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since October 1, 2023.
C000209976
Shareholder Report [Line Items]
Fund Name		Global Investment Grade Credit Fund
Class Name		Class R6
Trading Symbol		WGCRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Investment Grade Credit Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$48	0.45%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.45%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Performance Inception Date		Feb. 28, 2019
Material Change Date	Oct. 01, 2023
AssetsNet		$ 27,587,910
Holdings Count | Holding		199
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		31.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Morgan Stanley, 3.13%, 7/27/2026	2.0
Citigroup, Inc., 3.30%, 4/27/2025	1.7
Verizon Communications, Inc., 3.40%, 3/22/2041	1.3
Motorola Solutions, Inc., 4.60%, 2/23/2028	1.3
Oracle Corp., 2.88%, 3/25/2031	1.2
American International Group, Inc., 4.75%, 4/1/2048	1.1
Avolon Holdings Funding Ltd., 4.38%, 5/1/2026	1.1
MPLX LP, 4.00%, 3/15/2028	1.1
British Airways Pass-Through Trust, Series 2019-1, Class AA, 3.30%, 12/15/2032	1.1
Aviation Capital Group LLC, 5.50%, 12/15/2024	1.1

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	6.3
1-3 years	12.1
3-5 years	21.0
5-10 years	37.5
10-20 years	7.9
20-30 years	13.2
30+ years	2.0

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since October 1, 2023.
C000237505
Shareholder Report [Line Items]
Fund Name		Global Investment Grade Credit Fund
Class Name		Class C
Trading Symbol		WGCCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Investment Grade Credit Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$147	1.38%

Expenses Paid, Amount		$ 147
Expense Ratio, Percent		1.38%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Performance Inception Date		Feb. 28, 2019
Material Change Date	Oct. 01, 2023
AssetsNet		$ 27,587,910
Holdings Count | Holding		199
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		31.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Morgan Stanley, 3.13%, 7/27/2026	2.0
Citigroup, Inc., 3.30%, 4/27/2025	1.7
Verizon Communications, Inc., 3.40%, 3/22/2041	1.3
Motorola Solutions, Inc., 4.60%, 2/23/2028	1.3
Oracle Corp., 2.88%, 3/25/2031	1.2
American International Group, Inc., 4.75%, 4/1/2048	1.1
Avolon Holdings Funding Ltd., 4.38%, 5/1/2026	1.1
MPLX LP, 4.00%, 3/15/2028	1.1
British Airways Pass-Through Trust, Series 2019-1, Class AA, 3.30%, 12/15/2032	1.1
Aviation Capital Group LLC, 5.50%, 12/15/2024	1.1

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	6.3
1-3 years	12.1
3-5 years	21.0
5-10 years	37.5
10-20 years	7.9
20-30 years	13.2
30+ years	2.0

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since October 1, 2023.
C000237504
Shareholder Report [Line Items]
Fund Name		Global Investment Grade Credit Fund
Class Name		Class A
Trading Symbol		WGCAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Investment Grade Credit Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$87	0.82%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.82%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Performance Inception Date		Feb. 28, 2019
Material Change Date	Oct. 01, 2023
AssetsNet		$ 27,587,910
Holdings Count | Holding		199
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		31.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Morgan Stanley, 3.13%, 7/27/2026	2.0
Citigroup, Inc., 3.30%, 4/27/2025	1.7
Verizon Communications, Inc., 3.40%, 3/22/2041	1.3
Motorola Solutions, Inc., 4.60%, 2/23/2028	1.3
Oracle Corp., 2.88%, 3/25/2031	1.2
American International Group, Inc., 4.75%, 4/1/2048	1.1
Avolon Holdings Funding Ltd., 4.38%, 5/1/2026	1.1
MPLX LP, 4.00%, 3/15/2028	1.1
British Airways Pass-Through Trust, Series 2019-1, Class AA, 3.30%, 12/15/2032	1.1
Aviation Capital Group LLC, 5.50%, 12/15/2024	1.1

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	6.3
1-3 years	12.1
3-5 years	21.0
5-10 years	37.5
10-20 years	7.9
20-30 years	13.2
30+ years	2.0

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since October 1, 2023.
C000122976
Shareholder Report [Line Items]
Fund Name		Income Plus Fund
Class Name		Institutional Class
Trading Symbol		WSINX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Income Plus Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$42	0.39%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.39%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index
9/30/2014	$10,000	$10,000
10/31/2014	$10,096	$10,098
11/30/2014	$10,117	$10,170
12/31/2014	$10,009	$10,179
1/31/2015	$10,002	$10,393
2/28/2015	$10,124	$10,295
3/31/2015	$10,074	$10,343
4/30/2015	$10,117	$10,306
5/31/2015	$10,128	$10,281
6/30/2015	$10,075	$10,169
7/31/2015	$10,000	$10,240
8/31/2015	$9,808	$10,225
9/30/2015	$9,679	$10,294
10/31/2015	$9,765	$10,296
11/30/2015	$9,711	$10,269
12/31/2015	$9,609	$10,235
1/31/2016	$9,458	$10,376
2/29/2016	$9,397	$10,450
3/31/2016	$9,670	$10,546
4/30/2016	$9,842	$10,586
5/31/2016	$9,805	$10,589
6/30/2016	$9,863	$10,779
7/31/2016	$9,994	$10,847
8/31/2016	$10,079	$10,835
9/30/2016	$10,111	$10,829
10/31/2016	$10,155	$10,746
11/30/2016	$10,069	$10,492
12/31/2016	$10,179	$10,506
1/31/2017	$10,257	$10,527
2/28/2017	$10,368	$10,598
3/31/2017	$10,390	$10,592
4/30/2017	$10,485	$10,674
5/31/2017	$10,567	$10,756
6/30/2017	$10,604	$10,745
7/31/2017	$10,693	$10,792
8/31/2017	$10,729	$10,888
9/30/2017	$10,761	$10,836
10/31/2017	$10,808	$10,843
11/30/2017	$10,831	$10,829
12/31/2017	$10,876	$10,879
1/31/2018	$10,955	$10,753
2/28/2018	$10,921	$10,651
3/31/2018	$10,920	$10,720
4/30/2018	$10,901	$10,640
5/31/2018	$10,835	$10,716
6/30/2018	$10,806	$10,703
7/31/2018	$10,925	$10,705
8/31/2018	$10,909	$10,774
9/30/2018	$10,969	$10,705
10/31/2018	$10,908	$10,620
11/30/2018	$10,871	$10,683
12/31/2018	$10,804	$10,880
1/31/2019	$11,053	$10,995
2/28/2019	$11,134	$10,989
3/31/2019	$11,195	$11,200
4/30/2019	$11,297	$11,203
5/31/2019	$11,268	$11,402
6/30/2019	$11,420	$11,545
7/31/2019	$11,513	$11,570
8/31/2019	$11,477	$11,870
9/30/2019	$11,518	$11,807
10/31/2019	$11,583	$11,842
11/30/2019	$11,627	$11,836
12/31/2019	$11,738	$11,828
1/31/2020	$11,813	$12,056
2/29/2020	$11,735	$12,273
3/31/2020	$10,750	$12,200
4/30/2020	$11,156	$12,417
5/31/2020	$11,524	$12,475
6/30/2020	$11,740	$12,554
7/31/2020	$12,048	$12,741
8/31/2020	$12,180	$12,638
9/30/2020	$12,089	$12,632
10/31/2020	$12,083	$12,575
11/30/2020	$12,511	$12,698
12/31/2020	$12,713	$12,716
1/31/2021	$12,744	$12,625
2/28/2021	$12,806	$12,443
3/31/2021	$12,804	$12,287
4/30/2021	$12,936	$12,384
5/31/2021	$13,026	$12,425
6/30/2021	$13,095	$12,512
7/31/2021	$13,079	$12,652
8/31/2021	$13,126	$12,628
9/30/2021	$13,108	$12,518
10/31/2021	$13,064	$12,515
11/30/2021	$12,969	$12,552
12/31/2021	$13,105	$12,520
1/31/2022	$12,893	$12,250
2/28/2022	$12,734	$12,114
3/31/2022	$12,609	$11,777
4/30/2022	$12,288	$11,330
5/31/2022	$12,287	$11,403
6/30/2022	$11,841	$11,224
7/31/2022	$12,143	$11,498
8/31/2022	$11,974	$11,174
9/30/2022	$11,596	$10,691
10/31/2022	$11,609	$10,552
11/30/2022	$11,921	$10,940
12/31/2022	$11,930	$10,891
1/31/2023	$12,316	$11,226
2/28/2023	$12,100	$10,936
3/31/2023	$12,211	$11,214
4/30/2023	$12,297	$11,282
5/31/2023	$12,245	$11,159
6/30/2023	$12,294	$11,119
7/31/2023	$12,408	$11,111
8/31/2023	$12,418	$11,040
9/30/2023	$12,233	$10,760
10/31/2023	$12,097	$10,590
11/30/2023	$12,596	$11,069
12/31/2023	$13,053	$11,493
1/31/2024	$13,102	$11,462
2/29/2024	$13,016	$11,300
3/31/2024	$13,152	$11,404
4/30/2024	$12,981	$11,116
5/31/2024	$13,176	$11,304
6/30/2024	$13,223	$11,411
7/31/2024	$13,467	$11,678
8/31/2024	$13,649	$11,846
9/30/2024	$13,829	$12,004

AssetsNet		$ 263,649,484
Holdings Count | Holding		361
Advisory Fees Paid, Amount		$ 489,144
InvestmentCompanyPortfolioTurnover		350.00%
Holdings [Text Block]

CONSOLIDATED TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.50%, 10/15/2054	11.8
GNMA, 6.00%, 10/15/2054	7.4
FNMA, 6.50%, 10/15/2054	6.5
FNMA, 6.00%, 10/15/2054	5.2
U.K. Gilts, 3.25%, 1/31/2033	4.0
French Republic, 2.75%, 2/25/2029	3.0
Republic of South Africa, 8.00%, 1/31/2030	1.9
Malaysia, 3.88%, 3/14/2025	1.7
U.S. Treasury Bonds, 4.63%, 5/15/2054	1.7
U.S. Treasury Notes, 4.63%, 6/30/2026	1.5

CONSOLIDATED PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

Agency securities	25.5
Corporate bonds and notes	21.6
Foreign corporate bonds and notes	12.1
Foreign government bonds	11.6
Yankee corporate bonds and notes	8.9
U.S. Treasury securities	5.9
Asset-backed securities	5.2
Yankee government bonds	3.2
Non-agency mortgage-backed securities	3.1
Investment companies	2.3
Loans	0.6

C000122978
Shareholder Report [Line Items]
Fund Name		Income Plus Fund
Class Name		Class C
Trading Symbol		WSICX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Income Plus Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$155	1.46%

Expenses Paid, Amount		$ 155
Expense Ratio, Percent		1.46%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class C with Load	Bloomberg U.S. Aggregate Bond Index
9/30/2014	$10,000	$10,000
10/31/2014	$10,087	$10,098
11/30/2014	$10,099	$10,170
12/31/2014	$9,977	$10,179
1/31/2015	$9,964	$10,393
2/28/2015	$10,077	$10,295
3/31/2015	$10,018	$10,343
4/30/2015	$10,052	$10,306
5/31/2015	$10,052	$10,281
6/30/2015	$9,999	$10,169
7/31/2015	$9,903	$10,240
8/31/2015	$9,712	$10,225
9/30/2015	$9,574	$10,294
10/31/2015	$9,649	$10,296
11/30/2015	$9,585	$10,269
12/31/2015	$9,476	$10,235
1/31/2016	$9,316	$10,376
2/29/2016	$9,263	$10,450
3/31/2016	$9,519	$10,546
4/30/2016	$9,677	$10,586
5/31/2016	$9,631	$10,589
6/30/2016	$9,680	$10,779
7/31/2016	$9,798	$10,847
8/31/2016	$9,874	$10,835
9/30/2016	$9,906	$10,829
10/31/2016	$9,938	$10,746
11/30/2016	$9,841	$10,492
12/31/2016	$9,936	$10,506
1/31/2017	$10,012	$10,527
2/28/2017	$10,110	$10,598
3/31/2017	$10,121	$10,592
4/30/2017	$10,197	$10,674
5/31/2017	$10,273	$10,756
6/30/2017	$10,296	$10,745
7/31/2017	$10,372	$10,792
8/31/2017	$10,401	$10,888
9/30/2017	$10,421	$10,836
10/31/2017	$10,458	$10,843
11/30/2017	$10,470	$10,829
12/31/2017	$10,502	$10,879
1/31/2018	$10,579	$10,753
2/28/2018	$10,524	$10,651
3/31/2018	$10,524	$10,720
4/30/2018	$10,486	$10,640
5/31/2018	$10,423	$10,716
6/30/2018	$10,385	$10,703
7/31/2018	$10,489	$10,705
8/31/2018	$10,464	$10,774
9/30/2018	$10,513	$10,705
10/31/2018	$10,444	$10,620
11/30/2018	$10,399	$10,683
12/31/2018	$10,323	$10,880
1/31/2019	$10,561	$10,995
2/28/2019	$10,634	$10,989
3/31/2019	$10,682	$11,200
4/30/2019	$10,771	$11,203
5/31/2019	$10,723	$11,402
6/30/2019	$10,869	$11,545
7/31/2019	$10,936	$11,570
8/31/2019	$10,892	$11,870
9/30/2019	$10,934	$11,807
10/31/2019	$10,974	$11,842
11/30/2019	$11,006	$11,836
12/31/2019	$11,107	$11,828
1/31/2020	$11,172	$12,056
2/29/2020	$11,079	$12,273
3/31/2020	$10,136	$12,200
4/30/2020	$10,520	$12,417
5/31/2020	$10,858	$12,475
6/30/2020	$11,051	$12,554
7/31/2020	$11,330	$12,741
8/31/2020	$11,516	$12,638
9/30/2020	$11,420	$12,632
10/31/2020	$11,415	$12,575
11/30/2020	$11,806	$12,698
12/31/2020	$11,978	$12,716
1/31/2021	$12,003	$12,625
2/28/2021	$12,052	$12,443
3/31/2021	$12,040	$12,287
4/30/2021	$12,140	$12,384
5/31/2021	$12,215	$12,425
6/30/2021	$12,281	$12,512
7/31/2021	$12,254	$12,652
8/31/2021	$12,287	$12,628
9/30/2021	$12,260	$12,518
10/31/2021	$12,209	$12,515
11/30/2021	$12,111	$12,552
12/31/2021	$12,220	$12,520
1/31/2022	$12,018	$12,250
2/28/2022	$11,861	$12,114
3/31/2022	$11,736	$11,777
4/30/2022	$11,432	$11,330
5/31/2022	$11,408	$11,403
6/30/2022	$11,000	$11,224
7/31/2022	$11,267	$11,498
8/31/2022	$11,100	$11,174
9/30/2022	$10,742	$10,691
10/31/2022	$10,752	$10,552
11/30/2022	$11,037	$10,940
12/31/2022	$11,040	$10,891
1/31/2023	$11,394	$11,226
2/28/2023	$11,193	$10,936
3/31/2023	$11,292	$11,214
4/30/2023	$11,368	$11,282
5/31/2023	$11,304	$11,159
6/30/2023	$11,360	$11,119
7/31/2023	$11,461	$11,111
8/31/2023	$11,467	$11,040
9/30/2023	$11,294	$10,760
10/31/2023	$11,166	$10,590
11/30/2023	$11,622	$11,069
12/31/2023	$12,039	$11,493
1/31/2024	$12,082	$11,462
2/29/2024	$12,000	$11,300
3/31/2024	$12,121	$11,404
4/30/2024	$11,960	$11,116
5/31/2024	$12,136	$11,304
6/30/2024	$12,177	$11,411
7/31/2024	$12,397	$11,678
8/31/2024	$12,560	$11,846
9/30/2024	$12,736	$12,004

AssetsNet		$ 263,649,484
Holdings Count | Holding		361
Advisory Fees Paid, Amount		$ 489,144
InvestmentCompanyPortfolioTurnover		350.00%
Holdings [Text Block]

CONSOLIDATED TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.50%, 10/15/2054	11.8
GNMA, 6.00%, 10/15/2054	7.4
FNMA, 6.50%, 10/15/2054	6.5
FNMA, 6.00%, 10/15/2054	5.2
U.K. Gilts, 3.25%, 1/31/2033	4.0
French Republic, 2.75%, 2/25/2029	3.0
Republic of South Africa, 8.00%, 1/31/2030	1.9
Malaysia, 3.88%, 3/14/2025	1.7
U.S. Treasury Bonds, 4.63%, 5/15/2054	1.7
U.S. Treasury Notes, 4.63%, 6/30/2026	1.5

CONSOLIDATED PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

Agency securities	25.5
Corporate bonds and notes	21.6
Foreign corporate bonds and notes	12.1
Foreign government bonds	11.6
Yankee corporate bonds and notes	8.9
U.S. Treasury securities	5.9
Asset-backed securities	5.2
Yankee government bonds	3.2
Non-agency mortgage-backed securities	3.1
Investment companies	2.3
Loans	0.6

C000122977
Shareholder Report [Line Items]
Fund Name		Income Plus Fund
Class Name		Class A
Trading Symbol		WSIAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Income Plus Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$76	0.71%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.71%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class A with Load	Bloomberg U.S. Aggregate Bond Index
9/30/2014	$9,602	$10,000
10/31/2014	$9,691	$10,098
11/30/2014	$9,709	$10,170
12/31/2014	$9,592	$10,179
1/31/2015	$9,583	$10,393
2/28/2015	$9,698	$10,295
3/31/2015	$9,658	$10,343
4/30/2015	$9,687	$10,306
5/31/2015	$9,697	$10,281
6/30/2015	$9,646	$10,169
7/31/2015	$9,564	$10,240
8/31/2015	$9,380	$10,225
9/30/2015	$9,257	$10,294
10/31/2015	$9,339	$10,296
11/30/2015	$9,288	$10,269
12/31/2015	$9,184	$10,235
1/31/2016	$9,040	$10,376
2/29/2016	$8,982	$10,450
3/31/2016	$9,242	$10,546
4/30/2016	$9,393	$10,586
5/31/2016	$9,355	$10,589
6/30/2016	$9,418	$10,779
7/31/2016	$9,533	$10,847
8/31/2016	$9,619	$10,835
9/30/2016	$9,650	$10,829
10/31/2016	$9,692	$10,746
11/30/2016	$9,607	$10,492
12/31/2016	$9,697	$10,506
1/31/2017	$9,781	$10,527
2/28/2017	$9,876	$10,598
3/31/2017	$9,897	$10,592
4/30/2017	$9,977	$10,674
5/31/2017	$10,052	$10,756
6/30/2017	$10,084	$10,745
7/31/2017	$10,169	$10,792
8/31/2017	$10,196	$10,888
9/30/2017	$10,234	$10,836
10/31/2017	$10,276	$10,843
11/30/2017	$10,284	$10,829
12/31/2017	$10,333	$10,879
1/31/2018	$10,409	$10,753
2/28/2018	$10,366	$10,651
3/31/2018	$10,357	$10,720
4/30/2018	$10,337	$10,640
5/31/2018	$10,281	$10,716
6/30/2018	$10,251	$10,703
7/31/2018	$10,361	$10,705
8/31/2018	$10,332	$10,774
9/30/2018	$10,397	$10,705
10/31/2018	$10,337	$10,620
11/30/2018	$10,287	$10,683
12/31/2018	$10,219	$10,880
1/31/2019	$10,454	$10,995
2/28/2019	$10,539	$10,989
3/31/2019	$10,593	$11,200
4/30/2019	$10,687	$11,203
5/31/2019	$10,658	$11,402
6/30/2019	$10,798	$11,545
7/31/2019	$10,883	$11,570
8/31/2019	$10,847	$11,870
9/30/2019	$10,882	$11,807
10/31/2019	$10,941	$11,842
11/30/2019	$10,979	$11,836
12/31/2019	$11,090	$11,828
1/31/2020	$11,159	$12,056
2/29/2020	$11,071	$12,273
3/31/2020	$10,131	$12,200
4/30/2020	$10,525	$12,417
5/31/2020	$10,875	$12,475
6/30/2020	$11,064	$12,554
7/31/2020	$11,362	$12,741
8/31/2020	$11,472	$12,638
9/30/2020	$11,383	$12,632
10/31/2020	$11,386	$12,575
11/30/2020	$11,785	$12,698
12/31/2020	$11,958	$12,716
1/31/2021	$11,997	$12,625
2/28/2021	$12,053	$12,443
3/31/2021	$12,048	$12,287
4/30/2021	$12,157	$12,384
5/31/2021	$12,238	$12,425
6/30/2021	$12,312	$12,512
7/31/2021	$12,293	$12,652
8/31/2021	$12,334	$12,628
9/30/2021	$12,314	$12,518
10/31/2021	$12,271	$12,515
11/30/2021	$12,179	$12,552
12/31/2021	$12,290	$12,520
1/31/2022	$12,103	$12,250
2/28/2022	$11,938	$12,114
3/31/2022	$11,831	$11,777
4/30/2022	$11,527	$11,330
5/31/2022	$11,510	$11,403
6/30/2022	$11,103	$11,224
7/31/2022	$11,369	$11,498
8/31/2022	$11,207	$11,174
9/30/2022	$10,864	$10,691
10/31/2022	$10,873	$10,552
11/30/2022	$11,162	$10,940
12/31/2022	$11,165	$10,891
1/31/2023	$11,524	$11,226
2/28/2023	$11,320	$10,936
3/31/2023	$11,420	$11,214
4/30/2023	$11,497	$11,282
5/31/2023	$11,432	$11,159
6/30/2023	$11,489	$11,119
7/31/2023	$11,591	$11,111
8/31/2023	$11,597	$11,040
9/30/2023	$11,422	$10,760
10/31/2023	$11,292	$10,590
11/30/2023	$11,754	$11,069
12/31/2023	$12,175	$11,493
1/31/2024	$12,218	$11,462
2/29/2024	$12,136	$11,300
3/31/2024	$12,258	$11,404
4/30/2024	$12,096	$11,116
5/31/2024	$12,274	$11,304
6/30/2024	$12,314	$11,411
7/31/2024	$12,537	$11,678
8/31/2024	$12,703	$11,846
9/30/2024	$12,881	$12,004

AssetsNet		$ 263,649,484
Holdings Count | Holding		361
Advisory Fees Paid, Amount		$ 489,144
InvestmentCompanyPortfolioTurnover		350.00%
Holdings [Text Block]

CONSOLIDATED TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.50%, 10/15/2054	11.8
GNMA, 6.00%, 10/15/2054	7.4
FNMA, 6.50%, 10/15/2054	6.5
FNMA, 6.00%, 10/15/2054	5.2
U.K. Gilts, 3.25%, 1/31/2033	4.0
French Republic, 2.75%, 2/25/2029	3.0
Republic of South Africa, 8.00%, 1/31/2030	1.9
Malaysia, 3.88%, 3/14/2025	1.7
U.S. Treasury Bonds, 4.63%, 5/15/2054	1.7
U.S. Treasury Notes, 4.63%, 6/30/2026	1.5

CONSOLIDATED PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

Agency securities	25.5
Corporate bonds and notes	21.6
Foreign corporate bonds and notes	12.1
Foreign government bonds	11.6
Yankee corporate bonds and notes	8.9
U.S. Treasury securities	5.9
Asset-backed securities	5.2
Yankee government bonds	3.2
Non-agency mortgage-backed securities	3.1
Investment companies	2.3
Loans	0.6

C000122975
Shareholder Report [Line Items]
Fund Name		Income Plus Fund
Class Name		Administrator Class
Trading Symbol		WSIDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Income Plus Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$70	0.66%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.66%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Administrator Class	Bloomberg U.S. Aggregate Bond Index
9/30/2014	$10,000	$10,000
10/31/2014	$10,104	$10,098
11/30/2014	$10,123	$10,170
12/31/2014	$10,001	$10,179
1/31/2015	$10,003	$10,393
2/28/2015	$10,112	$10,295
3/31/2015	$10,070	$10,343
4/30/2015	$10,111	$10,306
5/31/2015	$10,122	$10,281
6/30/2015	$10,069	$10,169
7/31/2015	$9,984	$10,240
8/31/2015	$9,792	$10,225
9/30/2015	$9,664	$10,294
10/31/2015	$9,749	$10,296
11/30/2015	$9,696	$10,269
12/31/2015	$9,589	$10,235
1/31/2016	$9,439	$10,376
2/29/2016	$9,382	$10,450
3/31/2016	$9,654	$10,546
4/30/2016	$9,823	$10,586
5/31/2016	$9,784	$10,589
6/30/2016	$9,839	$10,779
7/31/2016	$9,969	$10,847
8/31/2016	$10,060	$10,835
9/30/2016	$10,092	$10,829
10/31/2016	$10,136	$10,746
11/30/2016	$10,047	$10,492
12/31/2016	$10,142	$10,506
1/31/2017	$10,229	$10,527
2/28/2017	$10,328	$10,598
3/31/2017	$10,328	$10,592
4/30/2017	$10,416	$10,674
5/31/2017	$10,495	$10,756
6/30/2017	$10,529	$10,745
7/31/2017	$10,617	$10,792
8/31/2017	$10,649	$10,888
9/30/2017	$10,689	$10,836
10/31/2017	$10,732	$10,843
11/30/2017	$10,753	$10,829
12/31/2017	$10,796	$10,879
1/31/2018	$10,875	$10,753
2/28/2018	$10,830	$10,651
3/31/2018	$10,836	$10,720
4/30/2018	$10,815	$10,640
5/31/2018	$10,747	$10,716
6/30/2018	$10,716	$10,703
7/31/2018	$10,831	$10,705
8/31/2018	$10,813	$10,774
9/30/2018	$10,882	$10,705
10/31/2018	$10,816	$10,620
11/30/2018	$10,774	$10,683
12/31/2018	$10,704	$10,880
1/31/2019	$10,949	$10,995
2/28/2019	$11,037	$10,989
3/31/2019	$11,094	$11,200
4/30/2019	$11,193	$11,203
5/31/2019	$11,162	$11,402
6/30/2019	$11,303	$11,545
7/31/2019	$11,391	$11,570
8/31/2019	$11,358	$11,870
9/30/2019	$11,407	$11,807
10/31/2019	$11,457	$11,842
11/30/2019	$11,494	$11,836
12/31/2019	$11,611	$11,828
1/31/2020	$11,696	$12,056
2/29/2020	$11,604	$12,273
3/31/2020	$10,625	$12,200
4/30/2020	$11,036	$12,417
5/31/2020	$11,402	$12,475
6/30/2020	$11,612	$12,554
7/31/2020	$11,911	$12,741
8/31/2020	$12,038	$12,638
9/30/2020	$11,946	$12,632
10/31/2020	$11,937	$12,575
11/30/2020	$12,366	$12,698
12/31/2020	$12,559	$12,716
1/31/2021	$12,587	$12,625
2/28/2021	$12,646	$12,443
3/31/2021	$12,642	$12,287
4/30/2021	$12,769	$12,384
5/31/2021	$12,854	$12,425
6/30/2021	$12,932	$12,512
7/31/2021	$12,917	$12,652
8/31/2021	$12,959	$12,628
9/30/2021	$12,939	$12,518
10/31/2021	$12,893	$12,515
11/30/2021	$12,798	$12,552
12/31/2021	$12,926	$12,520
1/31/2022	$12,703	$12,250
2/28/2022	$12,545	$12,114
3/31/2022	$12,421	$11,777
4/30/2022	$12,104	$11,330
5/31/2022	$12,100	$11,403
6/30/2022	$11,664	$11,224
7/31/2022	$11,942	$11,498
8/31/2022	$11,774	$11,174
9/30/2022	$11,416	$10,691
10/31/2022	$11,427	$10,552
11/30/2022	$11,728	$10,940
12/31/2022	$11,746	$10,891
1/31/2023	$12,120	$11,226
2/28/2023	$11,908	$10,936
3/31/2023	$12,013	$11,214
4/30/2023	$12,093	$11,282
5/31/2023	$12,024	$11,159
6/30/2023	$12,082	$11,119
7/31/2023	$12,189	$11,111
8/31/2023	$12,196	$11,040
9/30/2023	$12,014	$10,760
10/31/2023	$11,879	$10,590
11/30/2023	$12,360	$11,069
12/31/2023	$12,813	$11,493
1/31/2024	$12,859	$11,462
2/29/2024	$12,758	$11,300
3/31/2024	$12,887	$11,404
4/30/2024	$12,732	$11,116
5/31/2024	$12,903	$11,304
6/30/2024	$12,961	$11,411
7/31/2024	$13,194	$11,678
8/31/2024	$13,367	$11,846
9/30/2024	$13,538	$12,004

AssetsNet		$ 263,649,484
Holdings Count | Holding		361
Advisory Fees Paid, Amount		$ 489,144
InvestmentCompanyPortfolioTurnover		350.00%
Holdings [Text Block]

CONSOLIDATED TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.50%, 10/15/2054	11.8
GNMA, 6.00%, 10/15/2054	7.4
FNMA, 6.50%, 10/15/2054	6.5
FNMA, 6.00%, 10/15/2054	5.2
U.K. Gilts, 3.25%, 1/31/2033	4.0
French Republic, 2.75%, 2/25/2029	3.0
Republic of South Africa, 8.00%, 1/31/2030	1.9
Malaysia, 3.88%, 3/14/2025	1.7
U.S. Treasury Bonds, 4.63%, 5/15/2054	1.7
U.S. Treasury Notes, 4.63%, 6/30/2026	1.5

CONSOLIDATED PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

Agency securities	25.5
Corporate bonds and notes	21.6
Foreign corporate bonds and notes	12.1
Foreign government bonds	11.6
Yankee corporate bonds and notes	8.9
U.S. Treasury securities	5.9
Asset-backed securities	5.2
Yankee government bonds	3.2
Non-agency mortgage-backed securities	3.1
Investment companies	2.3
Loans	0.6

C000176625
Shareholder Report [Line Items]
Fund Name		Index Asset Allocation Fund
Class Name		Institutional Class
Trading Symbol		WFATX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Index Asset Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$85	0.75%

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.75%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Institutional Class	Index Asset Allocation Blended Index	Russell 3000® Index	Bloomberg U.S. Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,294	$10,264	$10,275	$10,098
11/30/2014	$10,578	$10,550	$10,524	$10,170
12/31/2014	$10,646	$10,669	$10,524	$10,179
1/31/2015	$10,657	$10,874	$10,231	$10,393
2/28/2015	$10,884	$10,997	$10,824	$10,295
3/31/2015	$10,790	$10,945	$10,713	$10,343
4/30/2015	$10,837	$10,985	$10,762	$10,306
5/31/2015	$10,906	$11,062	$10,911	$10,281
6/30/2015	$10,740	$10,894	$10,728	$10,169
7/31/2015	$10,913	$11,068	$10,908	$10,240
8/31/2015	$10,505	$10,669	$10,249	$10,225
9/30/2015	$10,389	$10,548	$9,951	$10,294
10/31/2015	$10,895	$11,067	$10,736	$10,296
11/30/2015	$10,895	$11,068	$10,796	$10,269
12/31/2015	$10,780	$10,956	$10,574	$10,235
1/31/2016	$10,527	$10,723	$9,978	$10,376
2/29/2016	$10,523	$10,753	$9,975	$10,450
3/31/2016	$10,988	$11,197	$10,677	$10,546
4/30/2016	$11,003	$11,219	$10,743	$10,586
5/31/2016	$11,111	$11,339	$10,935	$10,589
6/30/2016	$11,172	$11,457	$10,958	$10,779
7/31/2016	$11,423	$11,729	$11,393	$10,847
8/31/2016	$11,415	$11,713	$11,422	$10,835
9/30/2016	$11,419	$11,708	$11,440	$10,829
10/31/2016	$11,280	$11,529	$11,192	$10,746
11/30/2016	$11,488	$11,662	$11,693	$10,492
12/31/2016	$11,620	$11,795	$11,921	$10,506
1/31/2017	$11,757	$11,940	$12,145	$10,527
2/28/2017	$12,046	$12,248	$12,597	$10,598
3/31/2017	$12,053	$12,254	$12,606	$10,592
4/30/2017	$12,139	$12,364	$12,739	$10,674
5/31/2017	$12,245	$12,501	$12,870	$10,756
6/30/2017	$12,282	$12,539	$12,986	$10,745
7/31/2017	$12,431	$12,702	$13,231	$10,792
8/31/2017	$12,467	$12,781	$13,256	$10,888
9/30/2017	$12,600	$12,895	$13,579	$10,836
10/31/2017	$12,765	$13,069	$13,876	$10,843
11/30/2017	$12,994	$13,303	$14,297	$10,829
12/31/2017	$13,082	$13,408	$14,440	$10,879
1/31/2018	$13,495	$13,796	$15,201	$10,753
2/28/2018	$13,161	$13,449	$14,641	$10,651
3/31/2018	$12,951	$13,295	$14,347	$10,720
4/30/2018	$12,955	$13,282	$14,402	$10,640
5/31/2018	$13,194	$13,522	$14,808	$10,716
6/30/2018	$13,247	$13,573	$14,905	$10,703
7/31/2018	$13,555	$13,853	$15,400	$10,705
8/31/2018	$13,875	$14,167	$15,940	$10,774
9/30/2018	$13,874	$14,162	$15,967	$10,705
10/31/2018	$13,232	$13,554	$14,791	$10,620
11/30/2018	$13,457	$13,768	$15,087	$10,683
12/31/2018	$12,756	$13,141	$13,683	$10,880
1/31/2019	$13,468	$13,797	$14,858	$10,995
2/28/2019	$13,700	$14,048	$15,380	$10,989
3/31/2019	$13,960	$14,319	$15,605	$11,200
4/30/2019	$14,255	$14,651	$16,228	$11,203
5/31/2019	$13,868	$14,230	$15,178	$11,402
6/30/2019	$14,448	$14,884	$16,244	$11,545
7/31/2019	$14,561	$15,006	$16,485	$11,570
8/31/2019	$14,607	$15,067	$16,149	$11,870
9/30/2019	$14,692	$15,185	$16,433	$11,807
10/31/2019	$14,851	$15,387	$16,786	$11,842
11/30/2019	$15,131	$15,703	$17,424	$11,836
12/31/2019	$15,353	$15,953	$17,928	$11,828
1/31/2020	$15,523	$16,105	$17,908	$12,056
2/29/2020	$14,915	$15,480	$16,442	$12,273
3/31/2020	$14,057	$14,512	$14,181	$12,200
4/30/2020	$15,188	$15,665	$16,059	$12,417
5/31/2020	$15,636	$16,097	$16,918	$12,475
6/30/2020	$15,839	$16,295	$17,304	$12,554
7/31/2020	$16,459	$16,921	$18,287	$12,741
8/31/2020	$17,101	$17,576	$19,612	$12,638
9/30/2020	$16,667	$17,185	$18,898	$12,632
10/31/2020	$16,375	$16,846	$18,490	$12,575
11/30/2020	$17,491	$17,976	$20,739	$12,698
12/31/2020	$17,902	$18,374	$21,672	$12,716
1/31/2021	$17,689	$18,193	$21,576	$12,625
2/28/2021	$17,893	$18,362	$22,250	$12,443
3/31/2021	$18,284	$18,731	$23,048	$12,287
4/30/2021	$18,976	$19,387	$24,236	$12,384
5/31/2021	$19,065	$19,495	$24,346	$12,425
6/30/2021	$19,406	$19,818	$24,947	$12,512
7/31/2021	$19,783	$20,208	$25,369	$12,652
8/31/2021	$20,161	$20,563	$26,092	$12,628
9/30/2021	$19,429	$19,900	$24,921	$12,518
10/31/2021	$20,294	$20,731	$26,607	$12,515
11/30/2021	$20,254	$20,708	$26,202	$12,552
12/31/2021	$20,794	$21,222	$27,234	$12,520
1/31/2022	$19,921	$20,403	$25,631	$12,250
2/28/2022	$19,473	$19,982	$24,986	$12,114
3/31/2022	$19,638	$20,179	$25,796	$11,777
4/30/2022	$18,303	$18,873	$23,481	$11,330
5/31/2022	$18,336	$18,907	$23,450	$11,403
6/30/2022	$17,391	$17,905	$21,488	$11,224
7/31/2022	$18,434	$19,009	$23,504	$11,498
8/31/2022	$17,775	$18,355	$22,627	$11,174
9/30/2022	$16,584	$17,088	$20,528	$10,691
10/31/2022	$17,273	$17,822	$22,212	$10,552
11/30/2022	$18,028	$18,611	$23,371	$10,940
12/31/2022	$17,318	$17,929	$22,003	$10,891
1/31/2023	$18,152	$18,785	$23,518	$11,226
2/28/2023	$17,641	$18,334	$22,968	$10,936
3/31/2023	$18,253	$18,950	$23,583	$11,214
4/30/2023	$18,452	$19,168	$23,834	$11,282
5/31/2023	$18,408	$19,129	$23,927	$11,159
6/30/2023	$19,070	$19,830	$25,560	$11,119
7/31/2023	$19,405	$20,184	$26,477	$11,111
8/31/2023	$19,165	$19,949	$25,966	$11,040
9/30/2023	$18,373	$19,202	$24,729	$10,760
10/31/2023	$17,987	$18,867	$24,073	$10,590
11/30/2023	$19,380	$20,163	$26,318	$11,069
12/31/2023	$20,259	$20,984	$27,714	$11,493
1/31/2024	$20,447	$21,172	$28,021	$11,462
2/29/2024	$21,000	$21,739	$29,538	$11,300
3/31/2024	$21,474	$22,215	$30,491	$11,404
4/30/2024	$20,650	$21,464	$29,149	$11,116
5/31/2024	$21,457	$22,227	$30,526	$11,304
6/30/2024	$22,062	$22,796	$31,471	$11,411
7/31/2024	$22,424	$23,162	$32,056	$11,678
8/31/2024	$22,916	$23,617	$32,754	$11,846
9/30/2024	$23,361	$24,033	$33,432	$12,004

AssetsNet		$ 1,359,112,080
Holdings Count | Holding		641
Advisory Fees Paid, Amount		$ 7,517,394
InvestmentCompanyPortfolioTurnover		12.00%
Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stock Funds	60.0	67.7
Bond Funds	40.0	46.5
Effective Cash	0.0	(14.2)

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	4.3
Microsoft Corp.	3.9
NVIDIA Corp.	3.7
iShares 20+ Year Treasury Bond ETF	2.7
Amazon.com, Inc.	2.1
U.S. Treasury Bonds, 6.00%, 2/15/2026	1.7
U.S. Treasury Notes, 1.38%, 10/31/2028	1.6
U.S. Treasury Bonds, 6.75%, 8/15/2026	1.6
U.S. Treasury Bonds, 6.88%, 8/15/2025	1.6
Meta Platforms, Inc., Class A	1.5

Material Fund Change [Text Block]
C000020245
Shareholder Report [Line Items]
Fund Name		Index Asset Allocation Fund
Class Name		Class C
Trading Symbol		WFALX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Index Asset Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$205	1.82%

Expenses Paid, Amount		$ 205
Expense Ratio, Percent		1.82%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class C with Load	Index Asset Allocation Blended Index	Russell 3000® Index	Bloomberg U.S. Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,285	$10,264	$10,275	$10,098
11/30/2014	$10,564	$10,550	$10,524	$10,170
12/31/2014	$10,618	$10,669	$10,524	$10,179
1/31/2015	$10,618	$10,874	$10,231	$10,393
2/28/2015	$10,835	$10,997	$10,824	$10,295
3/31/2015	$10,739	$10,945	$10,713	$10,343
4/30/2015	$10,774	$10,985	$10,762	$10,306
5/31/2015	$10,833	$11,062	$10,911	$10,281
6/30/2015	$10,657	$10,894	$10,728	$10,169
7/31/2015	$10,822	$11,068	$10,908	$10,240
8/31/2015	$10,410	$10,669	$10,249	$10,225
9/30/2015	$10,286	$10,548	$9,951	$10,294
10/31/2015	$10,781	$11,067	$10,736	$10,296
11/30/2015	$10,769	$11,068	$10,796	$10,269
12/31/2015	$10,646	$10,956	$10,574	$10,235
1/31/2016	$10,385	$10,723	$9,978	$10,376
2/29/2016	$10,379	$10,753	$9,975	$10,450
3/31/2016	$10,822	$11,197	$10,677	$10,546
4/30/2016	$10,835	$11,219	$10,743	$10,586
5/31/2016	$10,928	$11,339	$10,935	$10,589
6/30/2016	$10,980	$11,457	$10,958	$10,779
7/31/2016	$11,217	$11,729	$11,393	$10,847
8/31/2016	$11,204	$11,713	$11,422	$10,835
9/30/2016	$11,198	$11,708	$11,440	$10,829
10/31/2016	$11,049	$11,529	$11,192	$10,746
11/30/2016	$11,242	$11,662	$11,693	$10,492
12/31/2016	$11,364	$11,795	$11,921	$10,506
1/31/2017	$11,490	$11,940	$12,145	$10,527
2/28/2017	$11,760	$12,248	$12,597	$10,598
3/31/2017	$11,756	$12,254	$12,606	$10,592
4/30/2017	$11,826	$12,364	$12,739	$10,674
5/31/2017	$11,920	$12,501	$12,870	$10,756
6/30/2017	$11,945	$12,539	$12,986	$10,745
7/31/2017	$12,083	$12,702	$13,231	$10,792
8/31/2017	$12,108	$12,781	$13,256	$10,888
9/30/2017	$12,221	$12,895	$13,579	$10,836
10/31/2017	$12,372	$13,069	$13,876	$10,843
11/30/2017	$12,586	$13,303	$14,297	$10,829
12/31/2017	$12,654	$13,408	$14,440	$10,879
1/31/2018	$13,046	$13,796	$15,201	$10,753
2/28/2018	$12,711	$13,449	$14,641	$10,651
3/31/2018	$12,496	$13,295	$14,347	$10,720
4/30/2018	$12,490	$13,282	$14,402	$10,640
5/31/2018	$12,711	$13,522	$14,808	$10,716
6/30/2018	$12,749	$13,573	$14,905	$10,703
7/31/2018	$13,033	$13,853	$15,400	$10,705
8/31/2018	$13,330	$14,167	$15,940	$10,774
9/30/2018	$13,318	$14,162	$15,967	$10,705
10/31/2018	$12,686	$13,554	$14,791	$10,620
11/30/2018	$12,888	$13,768	$15,087	$10,683
12/31/2018	$12,210	$13,141	$13,683	$10,880
1/31/2019	$12,874	$13,797	$14,858	$10,995
2/28/2019	$13,089	$14,048	$15,380	$10,989
3/31/2019	$13,326	$14,319	$15,605	$11,200
4/30/2019	$13,593	$14,651	$16,228	$11,203
5/31/2019	$13,215	$14,230	$15,178	$11,402
6/30/2019	$13,754	$14,884	$16,244	$11,545
7/31/2019	$13,852	$15,006	$16,485	$11,570
8/31/2019	$13,885	$15,067	$16,149	$11,870
9/30/2019	$13,951	$15,185	$16,433	$11,807
10/31/2019	$14,088	$15,387	$16,786	$11,842
11/30/2019	$14,343	$15,703	$17,424	$11,836
12/31/2019	$14,539	$15,953	$17,928	$11,828
1/31/2020	$14,684	$16,105	$17,908	$12,056
2/29/2020	$14,095	$15,480	$16,442	$12,273
3/31/2020	$13,275	$14,512	$14,181	$12,200
4/30/2020	$14,327	$15,665	$16,059	$12,417
5/31/2020	$14,738	$16,097	$16,918	$12,475
6/30/2020	$14,913	$16,295	$17,304	$12,554
7/31/2020	$15,490	$16,921	$18,287	$12,741
8/31/2020	$16,079	$17,576	$19,612	$12,638
9/30/2020	$15,655	$17,185	$18,898	$12,632
10/31/2020	$15,364	$16,846	$18,490	$12,575
11/30/2020	$16,403	$17,976	$20,739	$12,698
12/31/2020	$16,769	$18,374	$21,672	$12,716
1/31/2021	$16,551	$18,193	$21,576	$12,625
2/28/2021	$16,729	$18,362	$22,250	$12,443
3/31/2021	$17,083	$18,731	$23,048	$12,287
4/30/2021	$17,711	$19,387	$24,236	$12,384
5/31/2021	$17,779	$19,495	$24,346	$12,425
6/30/2021	$18,079	$19,818	$24,947	$12,512
7/31/2021	$18,414	$20,208	$25,369	$12,652
8/31/2021	$18,748	$20,563	$26,092	$12,628
9/30/2021	$18,052	$19,900	$24,921	$12,518
10/31/2021	$18,843	$20,731	$26,607	$12,515
11/30/2021	$18,789	$20,708	$26,202	$12,552
12/31/2021	$19,272	$21,222	$27,234	$12,520
1/31/2022	$18,443	$20,403	$25,631	$12,250
2/28/2022	$18,018	$19,982	$24,986	$12,114
3/31/2022	$18,148	$20,179	$25,796	$11,777
4/30/2022	$16,901	$18,873	$23,481	$11,330
5/31/2022	$16,915	$18,907	$23,450	$11,403
6/30/2022	$16,029	$17,905	$21,488	$11,224
7/31/2022	$16,973	$19,009	$23,504	$11,498
8/31/2022	$16,353	$18,355	$22,627	$11,174
9/30/2022	$15,243	$17,088	$20,528	$10,691
10/31/2022	$15,871	$17,822	$22,212	$10,552
11/30/2022	$16,560	$18,611	$23,371	$10,940
12/31/2022	$15,902	$17,929	$22,003	$10,891
1/31/2023	$16,663	$18,785	$23,518	$11,226
2/28/2023	$16,194	$18,334	$22,968	$10,936
3/31/2023	$16,748	$18,950	$23,583	$11,214
4/30/2023	$16,926	$19,168	$23,834	$11,282
5/31/2023	$16,880	$19,129	$23,927	$11,159
6/30/2023	$17,483	$19,830	$25,560	$11,119
7/31/2023	$17,784	$20,184	$26,477	$11,111
8/31/2023	$17,560	$19,949	$25,966	$11,040
9/30/2023	$16,830	$19,202	$24,729	$10,760
10/31/2023	$16,472	$18,867	$24,073	$10,590
11/30/2023	$17,742	$20,163	$26,318	$11,069
12/31/2023	$18,545	$20,984	$27,714	$11,493
1/31/2024	$18,712	$21,172	$28,021	$11,462
2/29/2024	$19,212	$21,739	$29,538	$11,300
3/31/2024	$19,642	$22,215	$30,491	$11,404
4/30/2024	$18,880	$21,464	$29,149	$11,116
5/31/2024	$19,612	$22,227	$30,526	$11,304
6/30/2024	$20,160	$22,796	$31,471	$11,411
7/31/2024	$20,490	$23,162	$32,056	$11,678
8/31/2024	$20,929	$23,617	$32,754	$11,846
9/30/2024	$21,332	$24,033	$33,432	$12,004

AssetsNet		$ 1,359,112,080
Holdings Count | Holding		641
Advisory Fees Paid, Amount		$ 7,517,394
InvestmentCompanyPortfolioTurnover		12.00%
Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stock Funds	60.0	67.7
Bond Funds	40.0	46.5
Effective Cash	0.0	(14.2)

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	4.3
Microsoft Corp.	3.9
NVIDIA Corp.	3.7
iShares 20+ Year Treasury Bond ETF	2.7
Amazon.com, Inc.	2.1
U.S. Treasury Bonds, 6.00%, 2/15/2026	1.7
U.S. Treasury Notes, 1.38%, 10/31/2028	1.6
U.S. Treasury Bonds, 6.75%, 8/15/2026	1.6
U.S. Treasury Bonds, 6.88%, 8/15/2025	1.6
Meta Platforms, Inc., Class A	1.5

Material Fund Change [Text Block]
C000020243
Shareholder Report [Line Items]
Fund Name		Index Asset Allocation Fund
Class Name		Class A
Trading Symbol		SFAAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Index Asset Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$120	1.06%

Expenses Paid, Amount		$ 120
Expense Ratio, Percent		1.06%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class A with Load	Index Asset Allocation Blended Index	Russell 3000® Index	Bloomberg U.S. Aggregate Bond Index
9/30/2014	$9,425	$10,000	$10,000	$10,000
10/31/2014	$9,699	$10,264	$10,275	$10,098
11/30/2014	$9,967	$10,550	$10,524	$10,170
12/31/2014	$10,027	$10,669	$10,524	$10,179
1/31/2015	$10,034	$10,874	$10,231	$10,393
2/28/2015	$10,244	$10,997	$10,824	$10,295
3/31/2015	$10,157	$10,945	$10,713	$10,343
4/30/2015	$10,197	$10,985	$10,762	$10,306
5/31/2015	$10,258	$11,062	$10,911	$10,281
6/30/2015	$10,103	$10,894	$10,728	$10,169
7/31/2015	$10,263	$11,068	$10,908	$10,240
8/31/2015	$9,878	$10,669	$10,249	$10,225
9/30/2015	$9,766	$10,548	$9,951	$10,294
10/31/2015	$10,239	$11,067	$10,736	$10,296
11/30/2015	$10,235	$11,068	$10,796	$10,269
12/31/2015	$10,130	$10,956	$10,574	$10,235
1/31/2016	$9,888	$10,723	$9,978	$10,376
2/29/2016	$9,881	$10,753	$9,975	$10,450
3/31/2016	$10,316	$11,197	$10,677	$10,546
4/30/2016	$10,331	$11,219	$10,743	$10,586
5/31/2016	$10,428	$11,339	$10,935	$10,589
6/30/2016	$10,484	$11,457	$10,958	$10,779
7/31/2016	$10,719	$11,729	$11,393	$10,847
8/31/2016	$10,708	$11,713	$11,422	$10,835
9/30/2016	$10,712	$11,708	$11,440	$10,829
10/31/2016	$10,578	$11,529	$11,192	$10,746
11/30/2016	$10,769	$11,662	$11,693	$10,492
12/31/2016	$10,889	$11,795	$11,921	$10,506
1/31/2017	$11,017	$11,940	$12,145	$10,527
2/28/2017	$11,285	$12,248	$12,597	$10,598
3/31/2017	$11,286	$12,254	$12,606	$10,592
4/30/2017	$11,363	$12,364	$12,739	$10,674
5/31/2017	$11,462	$12,501	$12,870	$10,756
6/30/2017	$11,493	$12,539	$12,986	$10,745
7/31/2017	$11,629	$12,702	$13,231	$10,792
8/31/2017	$11,663	$12,781	$13,256	$10,888
9/30/2017	$11,781	$12,895	$13,579	$10,836
10/31/2017	$11,936	$13,069	$13,876	$10,843
11/30/2017	$12,142	$13,303	$14,297	$10,829
12/31/2017	$12,223	$13,408	$14,440	$10,879
1/31/2018	$12,605	$13,796	$15,201	$10,753
2/28/2018	$12,290	$13,449	$14,641	$10,651
3/31/2018	$12,089	$13,295	$14,347	$10,720
4/30/2018	$12,089	$13,282	$14,402	$10,640
5/31/2018	$12,308	$13,522	$14,808	$10,716
6/30/2018	$12,358	$13,573	$14,905	$10,703
7/31/2018	$12,641	$13,853	$15,400	$10,705
8/31/2018	$12,936	$14,167	$15,940	$10,774
9/30/2018	$12,931	$14,162	$15,967	$10,705
10/31/2018	$12,330	$13,554	$14,791	$10,620
11/30/2018	$12,532	$13,768	$15,087	$10,683
12/31/2018	$11,879	$13,141	$13,683	$10,880
1/31/2019	$12,537	$13,797	$14,858	$10,995
2/28/2019	$12,749	$14,048	$15,380	$10,989
3/31/2019	$12,986	$14,319	$15,605	$11,200
4/30/2019	$13,261	$14,651	$16,228	$11,203
5/31/2019	$12,897	$14,230	$15,178	$11,402
6/30/2019	$13,433	$14,884	$16,244	$11,545
7/31/2019	$13,530	$15,006	$16,485	$11,570
8/31/2019	$13,573	$15,067	$16,149	$11,870
9/30/2019	$13,648	$15,185	$16,433	$11,807
10/31/2019	$13,792	$15,387	$16,786	$11,842
11/30/2019	$14,048	$15,703	$17,424	$11,836
12/31/2019	$14,248	$15,953	$17,928	$11,828
1/31/2020	$14,402	$16,105	$17,908	$12,056
2/29/2020	$13,834	$15,480	$16,442	$12,273
3/31/2020	$13,037	$14,512	$14,181	$12,200
4/30/2020	$14,081	$15,665	$16,059	$12,417
5/31/2020	$14,492	$16,097	$16,918	$12,475
6/30/2020	$14,676	$16,295	$17,304	$12,554
7/31/2020	$15,247	$16,921	$18,287	$12,741
8/31/2020	$15,837	$17,576	$19,612	$12,638
9/30/2020	$15,434	$17,185	$18,898	$12,632
10/31/2020	$15,156	$16,846	$18,490	$12,575
11/30/2020	$16,188	$17,976	$20,739	$12,698
12/31/2020	$16,561	$18,374	$21,672	$12,716
1/31/2021	$16,360	$18,193	$21,576	$12,625
2/28/2021	$16,544	$18,362	$22,250	$12,443
3/31/2021	$16,901	$18,731	$23,048	$12,287
4/30/2021	$17,536	$19,387	$24,236	$12,384
5/31/2021	$17,614	$19,495	$24,346	$12,425
6/30/2021	$17,922	$19,818	$24,947	$12,512
7/31/2021	$18,266	$20,208	$25,369	$12,652
8/31/2021	$18,610	$20,563	$26,092	$12,628
9/30/2021	$17,930	$19,900	$24,921	$12,518
10/31/2021	$18,725	$20,731	$26,607	$12,515
11/30/2021	$18,684	$20,708	$26,202	$12,552
12/31/2021	$19,176	$21,222	$27,234	$12,520
1/31/2022	$18,363	$20,403	$25,631	$12,250
2/28/2022	$17,946	$19,982	$24,986	$12,114
3/31/2022	$18,094	$20,179	$25,796	$11,777
4/30/2022	$16,860	$18,873	$23,481	$11,330
5/31/2022	$16,886	$18,907	$23,450	$11,403
6/30/2022	$16,007	$17,905	$21,488	$11,224
7/31/2022	$16,966	$19,009	$23,504	$11,498
8/31/2022	$16,356	$18,355	$22,627	$11,174
9/30/2022	$15,256	$17,088	$20,528	$10,691
10/31/2022	$15,884	$17,822	$22,212	$10,552
11/30/2022	$16,574	$18,611	$23,371	$10,940
12/31/2022	$15,916	$17,929	$22,003	$10,891
1/31/2023	$16,677	$18,785	$23,518	$11,226
2/28/2023	$16,207	$18,334	$22,968	$10,936
3/31/2023	$16,762	$18,950	$23,583	$11,214
4/30/2023	$16,940	$19,168	$23,834	$11,282
5/31/2023	$16,894	$19,129	$23,927	$11,159
6/30/2023	$17,497	$19,830	$25,560	$11,119
7/31/2023	$17,799	$20,184	$26,477	$11,111
8/31/2023	$17,575	$19,949	$25,966	$11,040
9/30/2023	$16,844	$19,202	$24,729	$10,760
10/31/2023	$16,486	$18,867	$24,073	$10,590
11/30/2023	$17,757	$20,163	$26,318	$11,069
12/31/2023	$18,561	$20,984	$27,714	$11,493
1/31/2024	$18,728	$21,172	$28,021	$11,462
2/29/2024	$19,228	$21,739	$29,538	$11,300
3/31/2024	$19,658	$22,215	$30,491	$11,404
4/30/2024	$18,896	$21,464	$29,149	$11,116
5/31/2024	$19,629	$22,227	$30,526	$11,304
6/30/2024	$20,177	$22,796	$31,471	$11,411
7/31/2024	$20,507	$23,162	$32,056	$11,678
8/31/2024	$20,946	$23,617	$32,754	$11,846
9/30/2024	$21,350	$24,033	$33,432	$12,004

AssetsNet		$ 1,359,112,080
Holdings Count | Holding		641
Advisory Fees Paid, Amount		$ 7,517,394
InvestmentCompanyPortfolioTurnover		12.00%
Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stock Funds	60.0	67.7
Bond Funds	40.0	46.5
Effective Cash	0.0	(14.2)

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	4.3
Microsoft Corp.	3.9
NVIDIA Corp.	3.7
iShares 20+ Year Treasury Bond ETF	2.7
Amazon.com, Inc.	2.1
U.S. Treasury Bonds, 6.00%, 2/15/2026	1.7
U.S. Treasury Notes, 1.38%, 10/31/2028	1.6
U.S. Treasury Bonds, 6.75%, 8/15/2026	1.6
U.S. Treasury Bonds, 6.88%, 8/15/2025	1.6
Meta Platforms, Inc., Class A	1.5

Material Fund Change [Text Block]
C000020246
Shareholder Report [Line Items]
Fund Name		Index Asset Allocation Fund
Class Name		Administrator Class
Trading Symbol		WFAIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Index Asset Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$102	0.90%

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		0.90%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Administrator Class	Index Asset Allocation Blended Index	Russell 3000® Index	Bloomberg U.S. Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,294	$10,264	$10,275	$10,098
11/30/2014	$10,578	$10,550	$10,524	$10,170
12/31/2014	$10,646	$10,669	$10,524	$10,179
1/31/2015	$10,657	$10,874	$10,231	$10,393
2/28/2015	$10,884	$10,997	$10,824	$10,295
3/31/2015	$10,790	$10,945	$10,713	$10,343
4/30/2015	$10,837	$10,985	$10,762	$10,306
5/31/2015	$10,906	$11,062	$10,911	$10,281
6/30/2015	$10,740	$10,894	$10,728	$10,169
7/31/2015	$10,913	$11,068	$10,908	$10,240
8/31/2015	$10,505	$10,669	$10,249	$10,225
9/30/2015	$10,389	$10,548	$9,951	$10,294
10/31/2015	$10,895	$11,067	$10,736	$10,296
11/30/2015	$10,895	$11,068	$10,796	$10,269
12/31/2015	$10,780	$10,956	$10,574	$10,235
1/31/2016	$10,527	$10,723	$9,978	$10,376
2/29/2016	$10,523	$10,753	$9,975	$10,450
3/31/2016	$10,988	$11,197	$10,677	$10,546
4/30/2016	$11,003	$11,219	$10,743	$10,586
5/31/2016	$11,111	$11,339	$10,935	$10,589
6/30/2016	$11,172	$11,457	$10,958	$10,779
7/31/2016	$11,423	$11,729	$11,393	$10,847
8/31/2016	$11,415	$11,713	$11,422	$10,835
9/30/2016	$11,419	$11,708	$11,440	$10,829
10/31/2016	$11,280	$11,529	$11,192	$10,746
11/30/2016	$11,484	$11,662	$11,693	$10,492
12/31/2016	$11,616	$11,795	$11,921	$10,506
1/31/2017	$11,752	$11,940	$12,145	$10,527
2/28/2017	$12,042	$12,248	$12,597	$10,598
3/31/2017	$12,043	$12,254	$12,606	$10,592
4/30/2017	$12,125	$12,364	$12,739	$10,674
5/31/2017	$12,231	$12,501	$12,870	$10,756
6/30/2017	$12,267	$12,539	$12,986	$10,745
7/31/2017	$12,416	$12,702	$13,231	$10,792
8/31/2017	$12,452	$12,781	$13,256	$10,888
9/30/2017	$12,584	$12,895	$13,579	$10,836
10/31/2017	$12,745	$13,069	$13,876	$10,843
11/30/2017	$12,973	$13,303	$14,297	$10,829
12/31/2017	$13,057	$13,408	$14,440	$10,879
1/31/2018	$13,469	$13,796	$15,201	$10,753
2/28/2018	$13,132	$13,449	$14,641	$10,651
3/31/2018	$12,923	$13,295	$14,347	$10,720
4/30/2018	$12,923	$13,282	$14,402	$10,640
5/31/2018	$13,161	$13,522	$14,808	$10,716
6/30/2018	$13,216	$13,573	$14,905	$10,703
7/31/2018	$13,519	$13,853	$15,400	$10,705
8/31/2018	$13,838	$14,167	$15,940	$10,774
9/30/2018	$13,835	$14,162	$15,967	$10,705
10/31/2018	$13,192	$13,554	$14,791	$10,620
11/30/2018	$13,411	$13,768	$15,087	$10,683
12/31/2018	$12,712	$13,141	$13,683	$10,880
1/31/2019	$13,421	$13,797	$14,858	$10,995
2/28/2019	$13,651	$14,048	$15,380	$10,989
3/31/2019	$13,906	$14,319	$15,605	$11,200
4/30/2019	$14,200	$14,651	$16,228	$11,203
5/31/2019	$13,815	$14,230	$15,178	$11,402
6/30/2019	$14,391	$14,884	$16,244	$11,545
7/31/2019	$14,499	$15,006	$16,485	$11,570
8/31/2019	$14,545	$15,067	$16,149	$11,870
9/30/2019	$14,628	$15,185	$16,433	$11,807
10/31/2019	$14,782	$15,387	$16,786	$11,842
11/30/2019	$15,061	$15,703	$17,424	$11,836
12/31/2019	$15,275	$15,953	$17,928	$11,828
1/31/2020	$15,444	$16,105	$17,908	$12,056
2/29/2020	$14,835	$15,480	$16,442	$12,273
3/31/2020	$13,982	$14,512	$14,181	$12,200
4/30/2020	$15,106	$15,665	$16,059	$12,417
5/31/2020	$15,551	$16,097	$16,918	$12,475
6/30/2020	$15,751	$16,295	$17,304	$12,554
7/31/2020	$16,363	$16,921	$18,287	$12,741
8/31/2020	$17,001	$17,576	$19,612	$12,638
9/30/2020	$16,567	$17,185	$18,898	$12,632
10/31/2020	$16,273	$16,846	$18,490	$12,575
11/30/2020	$17,385	$17,976	$20,739	$12,698
12/31/2020	$17,787	$18,374	$21,672	$12,716
1/31/2021	$17,576	$18,193	$21,576	$12,625
2/28/2021	$17,774	$18,362	$22,250	$12,443
3/31/2021	$18,161	$18,731	$23,048	$12,287
4/30/2021	$18,844	$19,387	$24,236	$12,384
5/31/2021	$18,932	$19,495	$24,346	$12,425
6/30/2021	$19,266	$19,818	$24,947	$12,512
7/31/2021	$19,641	$20,208	$25,369	$12,652
8/31/2021	$20,015	$20,563	$26,092	$12,628
9/30/2021	$19,284	$19,900	$24,921	$12,518
10/31/2021	$20,142	$20,731	$26,607	$12,515
11/30/2021	$20,098	$20,708	$26,202	$12,552
12/31/2021	$20,633	$21,222	$27,234	$12,520
1/31/2022	$19,764	$20,403	$25,631	$12,250
2/28/2022	$19,315	$19,982	$24,986	$12,114
3/31/2022	$19,479	$20,179	$25,796	$11,777
4/30/2022	$18,151	$18,873	$23,481	$11,330
5/31/2022	$18,183	$18,907	$23,450	$11,403
6/30/2022	$17,238	$17,905	$21,488	$11,224
7/31/2022	$18,270	$19,009	$23,504	$11,498
8/31/2022	$17,618	$18,355	$22,627	$11,174
9/30/2022	$16,436	$17,088	$20,528	$10,691
10/31/2022	$17,118	$17,822	$22,212	$10,552
11/30/2022	$17,861	$18,611	$23,371	$10,940
12/31/2022	$17,151	$17,929	$22,003	$10,891
1/31/2023	$17,981	$18,785	$23,518	$11,226
2/28/2023	$17,475	$18,334	$22,968	$10,936
3/31/2023	$18,075	$18,950	$23,583	$11,214
4/30/2023	$18,272	$19,168	$23,834	$11,282
5/31/2023	$18,223	$19,129	$23,927	$11,159
6/30/2023	$18,876	$19,830	$25,560	$11,119
7/31/2023	$19,207	$20,184	$26,477	$11,111
8/31/2023	$18,965	$19,949	$25,966	$11,040
9/30/2023	$18,180	$19,202	$24,729	$10,760
10/31/2023	$17,799	$18,867	$24,073	$10,590
11/30/2023	$19,170	$20,163	$26,318	$11,069
12/31/2023	$20,035	$20,984	$27,714	$11,493
1/31/2024	$20,226	$21,172	$28,021	$11,462
2/29/2024	$20,766	$21,739	$29,538	$11,300
3/31/2024	$21,233	$22,215	$30,491	$11,404
4/30/2024	$20,414	$21,464	$29,149	$11,116
5/31/2024	$21,211	$22,227	$30,526	$11,304
6/30/2024	$21,806	$22,796	$31,471	$11,411
7/31/2024	$22,163	$23,162	$32,056	$11,678
8/31/2024	$22,643	$23,617	$32,754	$11,846
9/30/2024	$23,079	$24,033	$33,432	$12,004

AssetsNet		$ 1,359,112,080
Holdings Count | Holding		641
Advisory Fees Paid, Amount		$ 7,517,394
InvestmentCompanyPortfolioTurnover		12.00%
Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stock Funds	60.0	67.7
Bond Funds	40.0	46.5
Effective Cash	0.0	(14.2)

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	4.3
Microsoft Corp.	3.9
NVIDIA Corp.	3.7
iShares 20+ Year Treasury Bond ETF	2.7
Amazon.com, Inc.	2.1
U.S. Treasury Bonds, 6.00%, 2/15/2026	1.7
U.S. Treasury Notes, 1.38%, 10/31/2028	1.6
U.S. Treasury Bonds, 6.75%, 8/15/2026	1.6
U.S. Treasury Bonds, 6.88%, 8/15/2025	1.6
Meta Platforms, Inc., Class A	1.5

Material Fund Change [Text Block]
C000092786
Shareholder Report [Line Items]
Fund Name		Opportunity Fund
Class Name		Institutional Class
Trading Symbol		WOFNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Opportunity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$86	0.75%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.75%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 1,976,855,107
Holdings Count | Holding		56
Advisory Fees Paid, Amount		$ 13,006,340
InvestmentCompanyPortfolioTurnover		20.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	25.2
Industrials	16.6
Consumer discretionary	10.3
Financials	10.0
Health care	9.9
Real estate	9.2
Communication services	8.4
Materials	6.6
Consumer staples	3.8

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	5.6
Amazon.com, Inc.	5.1
Alphabet, Inc., Class C	4.7
Salesforce, Inc.	4.0
Meta Platforms, Inc., Class A	3.5
Mastercard, Inc., Class A	3.5
Texas Instruments, Inc.	3.0
Marvell Technology, Inc.	2.2
UnitedHealth Group, Inc.	2.2
Regal Rexnord Corp.	2.2

Material Fund Change [Text Block]
C000219846
Shareholder Report [Line Items]
Fund Name		Opportunity Fund
Class Name		Class R6
Trading Symbol		WOFRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Opportunity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$83	0.72%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.72%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 1,976,855,107
Holdings Count | Holding		56
Advisory Fees Paid, Amount		$ 13,006,340
InvestmentCompanyPortfolioTurnover		20.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	25.2
Industrials	16.6
Consumer discretionary	10.3
Financials	10.0
Health care	9.9
Real estate	9.2
Communication services	8.4
Materials	6.6
Consumer staples	3.8

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	5.6
Amazon.com, Inc.	5.1
Alphabet, Inc., Class C	4.7
Salesforce, Inc.	4.0
Meta Platforms, Inc., Class A	3.5
Mastercard, Inc., Class A	3.5
Texas Instruments, Inc.	3.0
Marvell Technology, Inc.	2.2
UnitedHealth Group, Inc.	2.2
Regal Rexnord Corp.	2.2

Material Fund Change [Text Block]
C000064968
Shareholder Report [Line Items]
Fund Name		Opportunity Fund
Class Name		Class C
Trading Symbol		WFOPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Opportunity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$215	1.89%

Expenses Paid, Amount		$ 215
Expense Ratio, Percent		1.89%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 1,976,855,107
Holdings Count | Holding		56
Advisory Fees Paid, Amount		$ 13,006,340
InvestmentCompanyPortfolioTurnover		20.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	25.2
Industrials	16.6
Consumer discretionary	10.3
Financials	10.0
Health care	9.9
Real estate	9.2
Communication services	8.4
Materials	6.6
Consumer staples	3.8

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	5.6
Amazon.com, Inc.	5.1
Alphabet, Inc., Class C	4.7
Salesforce, Inc.	4.0
Meta Platforms, Inc., Class A	3.5
Mastercard, Inc., Class A	3.5
Texas Instruments, Inc.	3.0
Marvell Technology, Inc.	2.2
UnitedHealth Group, Inc.	2.2
Regal Rexnord Corp.	2.2

Material Fund Change [Text Block]
C000020160
Shareholder Report [Line Items]
Fund Name		Opportunity Fund
Class Name		Class A
Trading Symbol		SOPVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Opportunity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$132	1.15%

Expenses Paid, Amount		$ 132
Expense Ratio, Percent		1.15%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 1,976,855,107
Holdings Count | Holding		56
Advisory Fees Paid, Amount		$ 13,006,340
InvestmentCompanyPortfolioTurnover		20.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	25.2
Industrials	16.6
Consumer discretionary	10.3
Financials	10.0
Health care	9.9
Real estate	9.2
Communication services	8.4
Materials	6.6
Consumer staples	3.8

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	5.6
Amazon.com, Inc.	5.1
Alphabet, Inc., Class C	4.7
Salesforce, Inc.	4.0
Meta Platforms, Inc., Class A	3.5
Mastercard, Inc., Class A	3.5
Texas Instruments, Inc.	3.0
Marvell Technology, Inc.	2.2
UnitedHealth Group, Inc.	2.2
Regal Rexnord Corp.	2.2

Material Fund Change [Text Block]
C000020159
Shareholder Report [Line Items]
Fund Name		Opportunity Fund
Class Name		Administrator Class
Trading Symbol		WOFDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Opportunity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$112	0.98%

Expenses Paid, Amount		$ 112
Expense Ratio, Percent		0.98%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 1,976,855,107
Holdings Count | Holding		56
Advisory Fees Paid, Amount		$ 13,006,340
InvestmentCompanyPortfolioTurnover		20.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	25.2
Industrials	16.6
Consumer discretionary	10.3
Financials	10.0
Health care	9.9
Real estate	9.2
Communication services	8.4
Materials	6.6
Consumer staples	3.8

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	5.6
Amazon.com, Inc.	5.1
Alphabet, Inc., Class C	4.7
Salesforce, Inc.	4.0
Meta Platforms, Inc., Class A	3.5
Mastercard, Inc., Class A	3.5
Texas Instruments, Inc.	3.0
Marvell Technology, Inc.	2.2
UnitedHealth Group, Inc.	2.2
Regal Rexnord Corp.	2.2

Material Fund Change [Text Block]
C000020179
Shareholder Report [Line Items]
Fund Name		Special Mid Cap Value Fund
Class Name		Institutional Class
Trading Symbol		WFMIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$91	0.80%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.80%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 14,226,954,885
Holdings Count | Holding		67
Advisory Fees Paid, Amount		$ 82,662,725
InvestmentCompanyPortfolioTurnover		19.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.5
Industrials	19.3
Real estate	11.3
Materials	10.3
Health care	9.2
Consumer staples	7.4
Utilities	6.9
Information technology	5.5
Energy	5.1
Consumer discretionary	4.5

TOP TEN HOLDINGS (% OF NET ASSETS)

CBRE Group, Inc., Class A	4.0
Arch Capital Group Ltd.	3.2
Keurig Dr Pepper, Inc.	3.1
AerCap Holdings NV	3.0
Allstate Corp.	2.8
Vulcan Materials Co.	2.7
Republic Services, Inc., Class A	2.6
L3Harris Technologies, Inc.	2.5
American Electric Power Co., Inc.	2.5
Graphic Packaging Holding Co.	2.5

Material Fund Change [Text Block]
C000130041
Shareholder Report [Line Items]
Fund Name		Special Mid Cap Value Fund
Class Name		Class R6
Trading Symbol		WFPRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$80	0.70%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.70%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 14,226,954,885
Holdings Count | Holding		67
Advisory Fees Paid, Amount		$ 82,662,725
InvestmentCompanyPortfolioTurnover		19.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.5
Industrials	19.3
Real estate	11.3
Materials	10.3
Health care	9.2
Consumer staples	7.4
Utilities	6.9
Information technology	5.5
Energy	5.1
Consumer discretionary	4.5

TOP TEN HOLDINGS (% OF NET ASSETS)

CBRE Group, Inc., Class A	4.0
Arch Capital Group Ltd.	3.2
Keurig Dr Pepper, Inc.	3.1
AerCap Holdings NV	3.0
Allstate Corp.	2.8
Vulcan Materials Co.	2.7
Republic Services, Inc., Class A	2.6
L3Harris Technologies, Inc.	2.5
American Electric Power Co., Inc.	2.5
Graphic Packaging Holding Co.	2.5

Material Fund Change [Text Block]
C000053348
Shareholder Report [Line Items]
Fund Name		Special Mid Cap Value Fund
Class Name		Class C
Trading Symbol		WFPCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$211	1.87%

Expenses Paid, Amount		$ 211
Expense Ratio, Percent		1.87%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 14,226,954,885
Holdings Count | Holding		67
Advisory Fees Paid, Amount		$ 82,662,725
InvestmentCompanyPortfolioTurnover		19.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.5
Industrials	19.3
Real estate	11.3
Materials	10.3
Health care	9.2
Consumer staples	7.4
Utilities	6.9
Information technology	5.5
Energy	5.1
Consumer discretionary	4.5

TOP TEN HOLDINGS (% OF NET ASSETS)

CBRE Group, Inc., Class A	4.0
Arch Capital Group Ltd.	3.2
Keurig Dr Pepper, Inc.	3.1
AerCap Holdings NV	3.0
Allstate Corp.	2.8
Vulcan Materials Co.	2.7
Republic Services, Inc., Class A	2.6
L3Harris Technologies, Inc.	2.5
American Electric Power Co., Inc.	2.5
Graphic Packaging Holding Co.	2.5

Material Fund Change [Text Block]
C000053347
Shareholder Report [Line Items]
Fund Name		Special Mid Cap Value Fund
Class Name		Class A
Trading Symbol		WFPAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$126	1.11%

Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.11%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 14,226,954,885
Holdings Count | Holding		67
Advisory Fees Paid, Amount		$ 82,662,725
InvestmentCompanyPortfolioTurnover		19.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.5
Industrials	19.3
Real estate	11.3
Materials	10.3
Health care	9.2
Consumer staples	7.4
Utilities	6.9
Information technology	5.5
Energy	5.1
Consumer discretionary	4.5

TOP TEN HOLDINGS (% OF NET ASSETS)

CBRE Group, Inc., Class A	4.0
Arch Capital Group Ltd.	3.2
Keurig Dr Pepper, Inc.	3.1
AerCap Holdings NV	3.0
Allstate Corp.	2.8
Vulcan Materials Co.	2.7
Republic Services, Inc., Class A	2.6
L3Harris Technologies, Inc.	2.5
American Electric Power Co., Inc.	2.5
Graphic Packaging Holding Co.	2.5

Material Fund Change [Text Block]
C000020178
Shareholder Report [Line Items]
Fund Name		Special Mid Cap Value Fund
Class Name		Administrator Class
Trading Symbol		WFMDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$119	1.05%

Expenses Paid, Amount		$ 119
Expense Ratio, Percent		1.05%
Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 14,226,954,885
Holdings Count | Holding		67
Advisory Fees Paid, Amount		$ 82,662,725
InvestmentCompanyPortfolioTurnover		19.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.5
Industrials	19.3
Real estate	11.3
Materials	10.3
Health care	9.2
Consumer staples	7.4
Utilities	6.9
Information technology	5.5
Energy	5.1
Consumer discretionary	4.5

TOP TEN HOLDINGS (% OF NET ASSETS)

CBRE Group, Inc., Class A	4.0
Arch Capital Group Ltd.	3.2
Keurig Dr Pepper, Inc.	3.1
AerCap Holdings NV	3.0
Allstate Corp.	2.8
Vulcan Materials Co.	2.7
Republic Services, Inc., Class A	2.6
L3Harris Technologies, Inc.	2.5
American Electric Power Co., Inc.	2.5
Graphic Packaging Holding Co.	2.5

Material Fund Change [Text Block]